UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 80.5%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.370%, 06/30/2018 (a)(b)(c)		$1,397,000	$1,383,093

Europe - 0.5%
Windstorm - 0.5%
Calypso Capital II Class B
4.100%, 01/08/2018 (a)(b)(c)	EUR	2,750,000	3,040,578
Green Fields II 2013-1 A
2.750%, 01/09/2017 (a)(b)(c)	EUR	2,250,000	2,448,381

			5,488,959

Global - 28.4%
Earthquake - 1.0%
Acorn Re 2015-1
4.049%, 07/17/2018 (a)(b)(c)		$6,595,000	6,631,273
Market Re 2014-4 Class A
4.000%, 06/15/2016 (a)(b)(c)		2,121,000	2,113,470
Market Re 2014-4 Class B
4.000%, 06/15/2016 (a)(b)(c)		771,000	768,263
Tramline Re II 2013-1 A
3.565%, 07/07/2017 (a)(b)(c)		1,750,000	1,730,050

			11,243,056

Mortality/Longevity - 2.7%
Benu Capital Class B
3.350%, 01/08/2020 (a)(b)(c)	EUR	12,000,000	13,004,084
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)		$11,945,054	11,982,382
Vita Capital VI
3.531%, 01/08/2021 (a)(b)(c)		3,000,000	2,993,250
Vitality Re VI Class B
2.420%, 01/08/2018 (a)(b)(c)		1,000,000	989,650

			28,969,366

Multiperil - 23.9%
Atlas IX 2015-1
7.447%, 01/07/2019 (a)(b)(c)		4,910,000	4,826,776
Atlas IX 2016-1
8.082%, 01/08/2020 (a)(b)(c)		17,215,000	17,227,911
Blue Danube II 2013-1 A
4.562%, 05/23/2016 (a)(b)(c)		10,042,000	10,035,975
Galileo Re 2013-1
7.715%, 01/09/2017 (a)(b)(c)		5,500,000	5,534,375
Galileo Re 2015-1 Class A
13.815%, 01/08/2018 (a)(b)(c)		8,929,000	9,087,043
Galileo Re 2016-1 Class A
13.815%, 01/08/2019 (a)(b)(c)		9,285,000	9,289,178
Galileo Re 2016-1 Class B
9.000%, 01/08/2019 (a)(b)(c)		9,285,000	9,286,393
Galileo Re 2016-1 Class C
7.320%, 01/08/2019 (a)(b)(c)		9,285,000	9,285,464
Kilimanjaro Re 2014-1 Class B
4.820%, 04/30/2018 (a)(b)(c)		10,802,000	10,645,911
Kilimanjaro Re 2014-2 Class C
4.065%, 11/25/2019 (a)(b)(c)		28,158,000	27,552,603
Kilimanjaro Re 2015-1 Class D
9.565%, 12/06/2019 (a)(b)(c)		6,742,000	6,746,382
Kilimanjaro Re 2015-1 Class E
7.065%, 12/06/2019 (a)(b)(c)		9,608,000	9,598,873
Loma Re 2013-1 A
9.685%, 01/08/2018 (a)(b)(c)		2,271,000	2,342,196
Loma Re 2013-1 B
12.055%, 01/08/2018 (a)(b)(c)		6,814,000	7,024,893
Loma Re 2013-1 C
18.055%, 01/08/2018 (a)(b)(c)		11,781,000	12,335,885
Mythen Re 2012-2 A
9.033%, 01/05/2017 (a)(b)(c)		578,000	592,161
RW0003 (Horseshoe Segregated Account)
13.794%, 07/22/2016 (a)(b)(d)(e)(f) (Cost:$1,720,970; Acquisition Date: 08/26/2015)		1,839,810	1,749,142
Tradewynd Re 2013-1 1
9.175%, 07/09/2018 (a)(b)(c)		10,357,000	11,269,452
Tradewynd Re 2013-2 3-A
6.525%, 01/09/2017 (a)(b)(c)		12,481,000	12,546,525
Tradewynd Re 2013-2 3-B
7.210%, 01/09/2017 (a)(b)(c)		10,698,000	10,821,027
Tradewynd Re 2014-1 Class 3-A
5.310%, 01/08/2018 (a)(b)(c)		10,554,000	10,528,670
Tradewynd Re 2014-1 Class 3-B
7.450%, 01/08/2018 (a)(b)(c)		28,143,000	28,317,487
Tramline Re II 2014-1 Class A
10.065%, 01/04/2019 (a)(b)(c)		18,115,000	18,348,684
VenTerra Re 2013-1 A
4.070%, 01/09/2017 (a)(b)(c)		14,596,000	14,593,081

			259,586,087

Windstorm - 0.8%
Queen Street VIII Re Ltd
6.815%, 06/08/2016 (a)(b)(c)		3,250,000	3,238,950
Queen Street X Re Ltd
6.070%, 06/08/2018 (a)(b)(c)		901,000	891,494
Queen Street XI Re DAC
6.465%, 06/07/2019 (a)(b)(c)		4,104,000	4,091,483

			8,221,927

			308,020,436

Japan - 3.4%
Earthquake - 3.4%
Kizuna Re II 2015-1
2.000%, 04/05/2019 (a)(b)(c)	JPY	500,000,000	4,106,265
Kizuna Re II Class A

2.570%, 04/06/2018 (a)(b)(c)	$6,750,000	6,719,962
Kizuna Re II Class B
2.815%, 04/06/2018 (a)(b)(c)	4,500,000	4,470,750
Nakama Re
2.815%, 04/13/2018 (a)(b)(c)	4,250,000	4,226,625
Nakama Re 2013-1
3.065%, 09/29/2016 (a)(b)(c)	6,500,000	6,444,100
Nakama Re 2014-2 Class 2
3.190%, 01/16/2020 (a)(b)(c)	5,250,000	5,246,588
Nakama Re 2015-1
3.565%, 01/14/2021 (a)(b)(c)	6,000,000	6,003,600

		37,217,890

Mexico - 0.0%
Windstorm - 0.0%
MultiCat Mexico 2012-1 C
3.315%, 03/04/2016 (a)(b)(c)	541,000	81,150

Turkey - 2.0%
Earthquake - 2.0%
Bosphorus Re 2013-1 A
2.815%, 05/03/2016 (a)(b)(c)	18,000,000	17,841,600
Bosphorus Re 2015-1
3.735%, 08/17/2018 (a)(b)(c)	3,250,000	3,187,600

		21,029,200

United States - 46.1%
Earthquake - 5.1%
Golden State Re II
2.520%, 01/08/2019 (a)(b)(c)	4,200,000	4,122,300
Merna Re 2015-1
2.315%, 04/09/2018 (a)(b)(c)	1,478,000	1,468,836
Merna Re IV
2.520%, 04/08/2016 (a)(b)(c)	6,250,000	6,231,875
Ursa Re 2014-1 Class A
3.500%, 12/07/2017 (a)(b)(c)	5,631,000	5,568,496
Ursa Re 2014-1 Class B
5.000%, 12/07/2017 (a)(b)(c)	20,237,000	20,184,384
Ursa Re 2015-1
5.000%, 09/21/2018 (a)(b)(c)	17,550,000	17,487,697

		55,063,588

Multiperil - 24.6%
Caelus Re 2013-1 A
5.250%, 03/07/2016 (a)(b)(c)	6,021,000	6,021,301
Caelus Re 2013-2 A
7.170%, 04/07/2017 (a)(b)(c)	20,494,000	20,902,855
East Lane Re VI
3.065%, 03/14/2018 (a)(b)(c)	14,467,000	14,290,503
East Lane VI 2015-1
4.065%, 03/13/2020 (a)(b)(c)	7,597,000	7,575,349
Ibis Re II 2013-1 A
4.315%, 06/28/2016 (a)(b)(c)	3,250,000	3,264,137
Ibis Re II 2013-1 B
4.815%, 06/28/2016 (a)(b)(c)	4,500,000	4,528,575
Ibis Re II 2013-1 C
8.315%, 06/28/2016 (a)(b)(c)	3,250,000	3,316,300
Long Point Re III 2015-1
3.750%, 05/23/2018 (a)(b)(c)	10,569,000	10,647,739
Mona Lisa Re 2013-2 A
7.615%, 07/07/2017 (a)(b)(c)	16,164,000	16,781,465
Northshore Re 2013-1 A
7.570%, 07/05/2016 (a)(b)(c)	14,621,000	14,771,596
PennUnion Re 2015-1
4.815%, 12/07/2018 (a)(b)(c)	1,825,000	1,813,776
Residential Re 2012-1 3
10.315%, 06/06/2016 (a)(b)(c)	2,332,000	2,382,721
Residential Re 2012-2 2
6.070%, 12/06/2016 (a)(b)(c)	1,149,000	1,158,537
Residential Re 2012-2 4
19.315%, 12/06/2016 (a)(b)(c)	2,570,000	2,688,348
Residential Re 2013-1 11
8.315%, 06/06/2017 (a)(b)(c)	23,100,000	23,906,190
Residential Re 2013-1 3
9.565%, 06/06/2017 (a)(b)(c)	12,600,000	13,168,260
Residential Re 2013-2 1
20.320%, 12/06/2017 (a)(b)(c)	4,580,000	4,669,310
Residential Re 2013-2 4
5.565%, 12/06/2017 (a)(b)(c)	3,600,000	3,571,560
Residential Re 2014-1 10
15.315%, 06/06/2018 (a)(b)(c)	9,197,000	9,230,569
Residential Re 2014-1 13
3.820%, 06/06/2018 (a)(b)(c)	2,544,000	2,543,237
Residential Re 2014-2 Class 4
5.115%, 12/06/2018 (a)(b)(c)	5,653,000	5,533,439
Residential Re 2015-1 Class 10
11.315%, 06/06/2019 (a)(b)(c)	4,070,000	4,105,002
Residential Re 2015-1 Class 11
6.315%, 06/06/2019 (a)(b)(c)	4,428,000	4,463,424
Residential Re 2015-2 Class 3
7.565%, 12/06/2019 (a)(b)(c)	8,495,000	8,443,180
Riverfront Re 2014
4.315%, 01/06/2017 (a)(b)(c)	4,512,000	4,444,546
Sanders Re 2013-1 A
3.820%, 05/05/2017 (a)(b)(c)	22,000,000	21,811,900
Sanders Re 2013-1 B
4.315%, 05/05/2017 (a)(b)(c)	8,110,000	8,074,722
Sanders Re 2014-1 B
3.315%, 05/25/2018 (a)(b)(c)	18,750,000	18,270,938
Sanders Re 2014-1 C
3.555%, 05/25/2018 (a)(b)(c)	19,000,000	18,506,950
Sanders Re 2014-2
4.155%, 06/07/2017 (a)(b)(c)	4,247,000	4,239,992
Skyline Re 2014-1 A
14.315%, 01/23/2017 (a)(b)(c)	1,426,000	1,503,717

		266,630,138

Windstorm - 16.4%
Alamo Re 2015-1 Class A

6.215%, 06/07/2018 (a)(b)(c)	8,540,000	8,746,668
Alamo Re 2015-1 Class B
4.915%, 06/07/2018 (a)(b)(c)	4,176,000	4,257,432
Alamo Re Ltd.
5.555%, 06/07/2017 (a)(b)(c)	12,108,000	12,306,571
Armor Re Ltd.
4.400%, 12/15/2016 (a)(b)(c)	5,450,000	5,432,832
Citrus Re 2014-1
4.775%, 04/18/2017 (a)(b)(c)	6,353,000	6,286,611
Citrus Re 2014-2
4.595%, 04/24/2017 (a)(b)(c)	1,410,000	1,399,566
Citrus Re 2015-1 Class A
5.205%, 04/09/2018 (a)(b)(c)	5,985,000	5,934,427
Citrus Re 2015-1 Class B
6.640%, 04/09/2018 (a)(b)(c)	8,977,000	8,970,267
Citrus Re 2015-1 Class C
9.800%, 04/09/2018 (a)(b)(c)	2,768,000	2,791,390
Cranberry Re 2015-1
4.115%, 07/06/2018 (a)(b)(c)	2,609,000	2,640,308
Everglades Re 2013-1 A
9.800%, 03/28/2016 (a)(b)(c)	12,600,000	12,728,520
Everglades Re 2014
7.765%, 04/28/2017 (a)(b)(c)	28,200,000	28,883,850
Everglades Re II 2015-1
5.465%, 05/03/2018 (a)(b)(c)	6,897,000	6,947,003
Gator Re 2014
6.585%, 01/09/2017 (a)(b)(c)	13,750,000	13,175,250
Kilimanjaro Re 2014-1 Class A
5.065%, 04/30/2018 (a)(b)(c)	9,269,000	9,204,117
Long Point Re III 2013-1 A
4.515%, 05/18/2016 (a)(b)(c)	11,159,000	11,203,636
Manatee Re 2015-1
5.315%, 12/22/2017 (a)(b)(c)	2,424,000	2,398,427
Market Re 2015-2
6.950%, 06/07/2016 (a)(b)(c)(d)	2,709,000	2,848,784
Metrocat Re 2013-1 A
4.815%, 08/05/2016 (a)(b)(c)	3,750,000	3,760,688
Pelican Re 2013-1 A
6.315%, 05/15/2017 (a)(b)(c)	8,862,000	9,033,480
Queen City
3.820%, 01/06/2017 (a)(b)(c)	10,000,000	9,875,000
Tar Heel 2013-1 A
8.815%, 05/09/2016 (a)(b)(c)	8,289,000	8,424,111

		177,248,938

		498,942,664

TOTAL EVENT LINKED BONDS (Cost $870,334,812)		872,163,392

PARTICIPATION NOTES (QUOTA SHARES) - 9.8%
Global - 9.8%
Multiperil - 9.8%
Atlas Re X Class A
04/03/2017 (a)(c)(e)(g)	24,789,000	27,794,732
Eden Re 2015-1
04/19/2018 (a)(e)(f)(g) (Cost:$4,000,000; Acquisition Date: 12/29/2014)	4,000,000	4,510,735
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $136,249; Acquisition Date: 03/19/2015)	135,000	1,126,241
Eden Re II 2016-1
04/23/2019 (a)(e)(f)(g) (Cost: $13,365,000; Acquisition Date: 12/30/2015)	13,365,000	13,445,642
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(f) (Cost: $178,750; Acquisition Date: 03/12/2013)	178,750	877,841
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(f) (Cost: $30,766; Acquisition Date: 04/24/2014)	30,766	316,674
Sector Re V LTD Series 5 Class B
03/01/2020 (a)(f)(g) (Cost: $17,790,802; Acquisition Date: 04/30/2015)	17,790,802	21,509,080
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f)(g) (Cost: $9,000,000; Acquisition Date: 04/27/2015)	9,000,000	10,107,900
Sector Re V LTD Series 5 Class G
03/01/2020 (a)(f)(g) (Cost: $24,083,000; Acquisition Date: 06/26/2015)	24,083,000	26,838,095

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $93,373,567)		106,526,940

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 7.8%
Global - 7.8%
Multiperil - 7.8%
Biscayne (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $17,415,491; Original Acquisition Date: 04/30/2014)	17,296	19,587,578
Hatteras (Kane Segregated Account Company) (a)(e)(f) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	6,693,977
Hilo (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $2,469,074; Acquisition Date: 06/09/2015)	2,469	2,707,636
Hudson Charles 2 (Mt. Logan Re) (a)(e)(f)(g) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	9,867,798
Hudson Charles 3 (Mt Logan Re) (a)(e)(f)(g) (Cost: $11,904,000; Acquisition Date: 06/09/2014)	11,904	14,434,256
Hudson Paul 3 (Mt Logan Re) (a)(f)(g) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	10,732,769
Kona (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $2,412,000; Acquisition Date: 07/23/2015)	2,412	2,643,539
Lorenz Re Class B (a)(e)(f)(g) (Cost: $49,349; Acquisition Date: 03/25/2013)	493	58,567
LRe 2015 (a)(e)(f)(g) (Cost: $5,165,574; Acquisition Date: 03/31/2015)	51,656	6,087,270
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $3,744,456; Acquisition Date: 05/29/2015)	3,216	4,262,778
Rondout (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $6,891,227; Acquisition Date: 05/29/2015)	6,083	7,627,818

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $72,476,171)		84,703,986

SHORT-TERM INVESTMENTS - 1.2%
Money Market Fund - 1.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (h)	3,289,087	3,289,087
First American Government Obligations Fund - Class Z - 0.12% (h)	3,289,087	3,289,087
First American Treasury Obligations Fund - Class Z - 0.14% (h)	3,289,087	3,289,087
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (h)	3,289,087	3,289,087

TOTAL SHORT-TERM INVESTMENTS (Cost $13,156,348)		13,156,348

TOTAL INVESTMENTS (Cost $1,049,340,898) - 99.3%		1,076,550,666

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		7,156,309

TOTAL NET ASSETS - 100.0%		$1,083,706,975

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,051,411,936. Foreign concentration is as follows: Bermuda: 76.1%, Cayman Islands: 16.7%, Ireland: 4.2%.
(b)	Variable rate security. The rate shown is as of January 31, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $898,208,982, which represents 82.9% of net assets.
(d)	Zero-coupon bond. Rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $122,597,709, which represents 11.3% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at January 31, 2016 was $165,185,336, which represents 15.2% of net assets.
(g)	Non-income producing security.
(h)	Rate shown is the 7-day effective yield.

Open Futures Contracts

	NUMBER OF		UNREALIZED
	CONTRACTS	NOTIONAL	APPRECIATION
DESCRIPTION	SOLD	VALUE	(DEPRECIATION)
FUTURES CONTRACTS SOLD
Euro Fx, March 2016 Settlement	137	$18,560,931	$56,943
Japanese Yen, March 2016 Settlement	40	4,131,750	(67,624)
U.S. Treasury 5-Year Note, March 2016 Settlement	74	8,929,719	(142,379)

TOTAL FUTURES CONTRACTS SOLD		$31,622,400	$(153,060)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 80.8%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.370%, 06/30/2018 (a)(b)(c)	$668,000	$661,350

Global - 26.2%
Earthquake - 0.9%
Acorn Re 2015-1
4.049%, 07/17/2018 (a)(b)(c)	3,155,000	3,172,353
Market Re 2014-4 Class A
4.000%, 06/15/2016 (a)(b)(c)	944,000	940,649
Market Re 2014-4 Class B
4.000%, 06/15//2016 (a)(b)(c)	343,000	341,782

		4,454,784

Mortality/Longevity - 2.1%
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)	10,793,270	10,826,999

Multiperil - 22.7%
Atlas IX 2015-1
7.447%, 01/07/2019 (a)(b)(c)	2,074,000	2,038,846
Atlas IX 2016-1
8.082%, 01/08/2020 (a)(b)(c)	8,035,000	8,041,026
Blue Danube II 2013-1 A
4.562%, 05/23/2016 (a)(b)(c)	6,958,000	6,953,825
Galileo Re 2013-1
7.715%, 01/09/2017 (a)(b)(c)	4,000,000	4,025,000
Galileo Re 2015-1 Class A
13.815%, 01/08/2018 (a)(b)(c)	3,793,000	3,860,136
Galileo Re 2016-1 Class A
13.815%, 01/08/2019 (a)(b)(c)	4,333,000	4,334,950
Galileo Re 2016-1 Class B
9.000%, 01/08/2019 (a)(b)(c)	4,333,000	4,333,650
Galileo Re 2016-1 Class C
7.320%, 01/08/2019 (a)(b)(c)	4,332,000	4,332,217
Kilimanjaro Re 2014-1 Class B
4.820%, 04/30/2018 (a)(b)(c)	5,944,000	5,858,109
Kilimanjaro Re 2014-2 Class C
4.065%, 11/25/2019 (a)(b)(c)	11,842,000	11,587,397
Kilimanjaro Re 2015-1 Class D
9.565%, 12/06/2019 (a)(b)(c)	3,258,000	3,260,118
Kilimanjaro Re 2015-1 Class E
7.065%, 12/06/2019 (a)(b)(c)	4,642,000	4,637,590
Loma Re 2013-1 A
9.685%, 01/08/2018 (a)(b)(c)	1,394,000	1,437,702
Loma Re 2013-1 B
12.055%, 01/08/2018 (a)(b)(c)	3,181,000	3,279,452
Loma Re 2013-1 C
18.055%, 01/08/2018 (a)(b)(c)	7,230,000	7,570,533
Mythen Re 2012-2 A
9.033%, 01/05/2017 (a)(b)(c)	422,000	432,339
RW0003 (Horseshoe Segregated Account)
13.794%, 07/22/2016 (a)(b)(d)(e)(f) (Cost: $638,970; Acquisition Date: 08/26/2015)	683,093	649,429
Tradewynd Re 2013-1 1
9.175%, 07/09/2018 (a)(b)(c)	4,143,000	4,507,998
Tradewynd Re 2013-2 3-A
6.525%, 01/09/2017 (a)(b)(c)	5,019,000	5,045,350
Tradewynd Re 2013-2 3-B
7.210%, 01/09/2017 (a)(b)(c)	4,302,000	4,351,473
Tradewynd Re 2014-1 Class 3-A
5.310%, 01/08/2018 (a)(b)(c)	4,446,000	4,435,330
Tradewynd Re 2014-1 Class 3-B
7.450%, 01/08/2018 (a)(b)(c)	11,857,000	11,930,513
Tramline Re II 2014-1 Class A
10.065%, 01/04/2019 (a)(b)(c)	7,635,000	7,733,492

		114,636,475

Windstorm - 0.5%
Queen Street VIII Re Ltd
6.815%, 06/08/2016 (a)(b)(c)	250,000	249,150
Queen Street X Re Ltd
6.070%, 06/08/2018 (a)(b)(c)	378,000	374,012
Queen Street XI Re DAC
6.465%, 06/07/2019 (a)(b)(c)	1,896,000	1,890,217

		2,513,379

		132,431,637

Mexico - 0.0%
Windstorm - 0.0%
MultiCat Mexico 2012-1 C
3.315%, 03/04/2016 (a)(b)(c)	459,000	68,850

United States - 54.5%
Earthquake - 4.4%
Golden State Re II
2.520%, 01/08/2019 (a)(b)(c)	2,900,000	2,846,350
Ursa Re 2014-1 Class A
3.500%, 12/07/2017 (a)(b)(c)	2,369,000	2,342,704
Ursa Re 2014-1 Class B
5.00%, 12/07/2017 (a)(b)(c)	8,513,000	8,490,866
Ursa Re 2015-1
5.000%, 09/21/2018 (a)(b)(c)	8,450,000	8,420,003

		22,099,923

Multiperil - 21.5%
Caelus Re 2013-1 A
5.250%, 03/07/2016 (a)(b)(c)	4,229,000	4,229,211
Caelus Re 2013-2 A
7.170%, 04/07/2017 (a)(b)(c)	11,506,000	11,735,545
East Lane Re VI
3.065%, 03/14/2018 (a)(b)(c)	6,340,000	6,262,652
East Lane VI 2015-1
4.065%, 03/13/2020 (a)(b)(c)	3,190,000	3,180,909

Ibis Re II 2013-1 C
8.315%, 06/28/2016 (a)(b)(c)	2,000,000	2,040,800
Long Point Re III 2015-1
3.750%, 05/23/2018 (a)(b)(c)	4,431,000	4,464,011
Mona Lisa Re 2013-2 A
7.615%, 07/07/2017 (a)(b)(c)	1,836,000	1,906,135
Northshore Re 2013-1 A
7.570%, 07/05/2016 (a)(b)(c)	5,379,000	5,434,404
PennUnion Re 2015-1
4.815%, 12/07/2018 (a)(b)(c)	1,004,000	997,825
Residential Re 2012-1 3
10.315%, 06/06/2016 (a)(b)(c)	1,668,000	1,704,279
Residential Re 2012-2 2
6.070%, 12/06/2016 (a)(b)(c)	851,000	858,063
Residential Re 2012-2 4
19.315%, 12/06/2016 (a)(b)(c)	1,780,000	1,861,969
Residential Re 2013-1 11
8.315%, 06/06/2017 (a)(b)(c)	15,400,000	15,937,460
Residential Re 2013-1 3
9.565%, 06/06/2017 (a)(b)(c)	8,400,000	8,778,840
Residential Re 2013-2 1
20.320%, 12/06/2017 (a)(b)(c)	2,420,000	2,467,190
Residential Re 2013-2 4
5.565%, 12/06/2017 (a)(b)(c)	1,900,000	1,884,990
Residential Re 2014-1 10
15.315%, 06/06/2018 (a)(b)(c)	3,965,000	3,979,472
Residential Re 2014-1 13
3.820%, 06/06/2018 (a)(b)(c)	1,097,000	1,096,671
Residential Re 2014-2 Class 4
5.115%, 12/06/2018 (a)(b)(c)	2,347,000	2,297,361
Residential Re 2015-1 Class 10
11.315%, 06/06/2019 (a)(b)(c)	1,983,000	2,000,054
Residential Re 2015-1 Class 11
6.315%, 06/06/2019 (a)(b)(c)	2,157,000	2,174,256
Residential Re 2015-2 Class 3
7.565%, 12/06/2019 (a)(b)(c)	4,005,000	3,980,570
Riverfront Re 2014
4.315%, 01/06/2017 (a)(b)(c)	1,966,000	1,936,608
Sanders Re 2013-1 B
4.315%, 05/05/2017 (a)(b)(c)	6,890,000	6,860,029
Sanders Re 2014-1 D
4.175%, 05/28/2019 (a)(b)(c)	8,705,000	8,454,731
Sanders Re 2014-2
4.115%, 06/07/2017 (a)(b)(c)	1,826,000	1,822,987
Skyline Re 2014-1 A
14.315%, 01/23/2017 (a)(b)(c)	408,000	430,236

		108,777,258

Windstorm - 28.6%
Alamo Re 2015-1 Class A
6.215%, 06/07/2018 (a)(b)(c)	24,557,000	25,151,279
Alamo Re 2015-1 Class B
4.915%, 06/07/2018 (a)(b)(c)	12,015,000	12,249,292
Armor Re Ltd.
4.400%, 12/15/2016 (a)(b)(c)	15,700,000	15,650,545
Citrus Re 2014-1
4.775%, 04/18/2017 (a)(b)(c)	2,703,000	2,674,754
Citrus Re 2014-2
4.595%, 04/24/2017 (a)(b)(c)	607,000	602,508
Citrus Re 2015-1 Class A
5.205%, 04/09/2018 (a)(b)(c)	2,514,000	2,492,757
Citrus Re 2015-1 Class B
6.640%, 04/09/2018 (a)(b)(c)	3,770,000	3,767,173
Citrus Re 2015-1 Class C
9.800%, 04/09/2018 (a)(b)(c)	1,163,000	1,172,827
Cranberry Re 2015-1
4.115%, 07/06/2018 (a)(b)(c)	1,097,000	1,110,164
Everglades Re 2013-1 A
9.800%, 03/28/2016 (a)(b)(c)	8,400,000	8,485,680
Everglades Re 2014
7.765%, 04/28/2017 (a)(b)(c)	24,042,000	24,625,019
Everglades Re II 2015-1
5.465%, 05/03/2018 (a)(b)(c)	19,103,000	19,241,497
Gator Re 2014
6.585%, 01/09/2017 (a)(b)(c)	6,026,000	5,774,113
Kilimanjaro Re 2014-1 Class A
5.065%, 04/30/2018 (a)(b)(c)	3,991,000	3,963,063
Long Point Re III 2013-1 A
4.515%, 05/18/2016 (a)(b)(c)	2,341,000	2,350,364
Manatee Re 2015-1
5.315%, 12/22/2017 (a)(b)(c)	1,005,000	994,397
Market Re 2015-2
6.950%, 06/07/2016 (a)(b)(c)(d)	1,319,000	1,387,060
Pelican Re 2013-1 A
6.315%, 05/15/2017 (a)(b)(c)	7,388,000	7,530,958
Tar Heel 2013-1 A
8.815%, 05/09/2016 (a)(b)(c)	5,711,000	5,804,089

		145,027,539

		275,904,720

TOTAL EVENT LINKED BONDS (Cost $406,121,968)		409,066,557

PARTICIPATION NOTES (QUOTA SHARES) - 8.9%
Global - 8.9%
Multiperil - 8.9%
Atlas Re X Class A
04/03/2017 (a)(c)(e)(g)	15,211,000	17,055,374
Eden Re 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $1,500,000; Acquisition Date: 12/29/2014)	1,500,000	1,691,525
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $73,171; Acquisition Date: 03/19/2015)	72,500	604,833
Eden Re II 2016-1
04/23/2019 (a)(e)(f)(g) (Cost: $7,177,500; Acquisition Date: 12/30/2015)	7,177,500	7,220,808
Sector Re V LTD Series 3 Class F
03/01/2019 (a)(f) (Cost: $71,250; Acquisition Date: 03/12/2013)	71,250	349,909
Sector Re V LTD Series 4 Class A
03/30/2019 (a)(f) (Cost: $12,263; Acquisition Date: 04/24/2014)	12,263	126,223
Sector Re V LTD Series 5 Class B
03/01/2020 (a)(f)(g) (Cost: $7,091,439; Acquisition Date: 04/30/2015)	7,091,439	8,573,550
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f)(g) (Cost: $3,750,000; Acquisition Date: 04/27/2015)	3,750,000	4,211,625
Sector Re V LTD Series 5 Class G
03/01/2020 (a)(f)(g) (Cost: $4,587,000; Acquisition Date: 06/26/2015)	4,587,000	5,111,753

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $39,473,622)		44,945,600

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 9.8%
Global - 9.8%
Multiperil - 9.8%
Arenal (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $12,589,776; Acquisition Date: 05/07/2015)	12,590	14,378,362
Biscayne (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $10,874,225; Original Acquisition Date: 04/30/2014)	10,896	12,340,285
Hilo (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $1,181,950; Acquisition Date: 06/09/2015)	1,182	1,296,150
Hudson Charles 2 (Mt Logan Re) (a)(e)(f)(g) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	4,249,426
Hudson Charles 3 (Mt Logan Re) (a)(e)(f)(g) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	4,178,465
Hudson Paul 3 (Mt Logan Re) (a)(f)(g) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	4,621,913
Kona (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $450,000; Acquisition Date: 07/23/2015)	450	493,197
Lorenz Re Class B (a)(e)(f)(g) (Cost: $16,450; Acquisition Date: 03/25/2013)	165	19,523
LRe 2015 (a)(e)(f)(g) (Cost: $2,179,191; Acquisition Date: 03/31/2015)	21,792	2,568,025
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $1,793,421; Original Acquisition Date: 05/29/2015)	1,540	2,041,673
Rondout (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $3,300,563; Acquisition Date: 05/29/2015)	2,913	3,653,354

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $42,775,576)		49,840,373

SHORT-TERM INVESTMENTS - 0.0%
Money Market Fund - 0.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (h)	15,848	15,848
First American Government Obligations Fund - Class Z - 0.12% (h)	15,847	15,847
First American Treasury Obligations Fund - Class Z - 0.14% (h)	15,847	15,847
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (h)	15,847	15,847

TOTAL SHORT-TERM INVESTMENTS (Cost $63,389)		63,389

TOTAL INVESTMENTS (Cost $488,434,555) - 99.5%		503,915,919

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		2,388,930

TOTAL NET ASSETS - 100.0%		$506,304,849

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is the geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $493,025,531. Foreign concentration is as follows: Bermuda: 76.9%, Cayman Islands: 18.0%, Ireland: 2.5%.
(b)	Variable rate security. The rate shown is as of January 31, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $425,472,502, which represents 84.0% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $72,440,429, which represents 14.3% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at January 31, 2016 was $78,380,028, which represents 15.5% of net assets.
(g)	Non-income producing security.
(h)	Rate shown is the 7-day effective yield.

Open Futures Contracts

	NUMBER OF
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	SOLD	VALUE	DEPRECIATION
FUTURES CONTRACTS SOLD
U.S. Treasury 5-Year Note, March 2016 Settlement	67	$8,085,016	$(128,910)

TOTAL FUTURE CONTRACTS SOLD		$8,085,016	$(128,910)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 10.6%
Automobiles & Components - 0.3%
Delphi Automotive PLC (a)(b)	2,900	$188,326
Ford Motor Co. (b)	9,100	108,654
General Motors Co. (b)	5,700	168,948
Goodyear Tire & Rubber Co. (b)	3,500	99,435
Harley-Davidson, Inc. (b)	200	8,000
Lear Corp. (b)	2,000	207,660
Tesla Motors, Inc. (b)(c)	1,800	344,160

		1,125,183

Banks - 0.1%
Bank of America Corp. (b)	10,000	141,400
Citigroup, Inc. (b)	600	25,548
Comerica, Inc. (b)	200	6,860
JPMorgan Chase & Co. (b)	300	17,850
M&T Bank Corp. (b)	1,600	176,288
Popular, Inc. (a)(b)	145	3,645
Wells Fargo & Co. (b)	2,200	110,506

		482,097

Capital Goods - 0.6%
3M Co. (b)	1,700	256,700
Boeing Co. (b)	1,600	192,208
Caterpillar, Inc. (b)	1,200	74,688
Chicago Bridge & Iron Co. NV (a)(b)	1,000	38,820
Colfax Corp. (b)(c)	600	13,284
Cummins, Inc. (b)	1,200	107,868
Deere & Co. (b)	600	46,206
Fluor Corp. (b)	900	40,401
General Electric Co. (b)	8,300	241,530
Honeywell International, Inc. (b)	200	20,640
Joy Global, Inc. (b)	2,000	19,940
Lennox International, Inc. (b)	300	35,946
Lockheed Martin Corp. (b)	700	147,700
Navistar International Corp. (b)(c)	3,300	23,991
NOW, Inc. (b)(c)	25	339
Orbital ATK, Inc. (b)	100	9,023
Raytheon Co. (b)	200	25,648
Rockwell Collins, Inc. (b)	100	8,088
Roper Technologies, Inc. (b)	251	44,093
SolarCity Corp. (b)(c)	2,400	85,560
Spirit AeroSystems Holdings, Inc. (b)(c)	4,700	199,280
Terex Corp. (b)	1,200	26,880
Textron, Inc. (b)	1,700	58,174
TransDigm Group, Inc. (b)(c)	200	44,946
Trinity Industries, Inc. (b)	5,300	113,526
United Rentals, Inc. (b)(c)	800	38,328
United Technologies Corp. (b)	2,300	201,687
Valmont Industries, Inc. (b)	400	42,636
Veritiv Corp. (b)(c)	8	247

		2,158,377

Commercial & Professional Services - 0.0%
ADT Corp. (b)	800	23,664

Consumer Durables & Apparel - 0.4%
Coach, Inc. (b)	2,000	74,100
DR Horton, Inc. (b)	6,700	184,317
Fossil Group, Inc. (b)(c)	2,400	78,240
Garmin Ltd. (a)(b)	3,933	138,363
Hanesbrands, Inc. (b)	8,800	269,016
Harman International Industries, Inc. (b)	690	51,329
Michael Kors Holdings Ltd. (a)(b)(c)	300	11,970
NIKE, Inc. (b)	2,600	161,226
PulteGroup, Inc. (b)	10,800	181,008
Toll Brothers, Inc. (b)(c)	4,200	116,004
Under Armour, Inc. (b)(c)	200	17,086
VF Corp. (b)	3,200	200,320
Vista Outdoor, Inc. (b)(c)	400	19,284

		1,502,263

Consumer Services - 0.3%
Caesars Entertainment Corp. (b)(c)	600	4,158
Chipotle Mexican Grill, Inc. (b)(c)	100	45,297
H&R Block, Inc. (b)	6,300	214,515
Hilton Worldwide Holdings, Inc. (b)	3,100	55,211
Las Vegas Sands Corp. (b)	300	13,530
Marriott International, Inc. (b)	701	42,957

McDonald’s Corp. (b)	900	111,402
MGM Resorts International (b)(c)	5,000	100,400
Royal Caribbean Cruises Ltd. (a)(b)	3,400	278,664
Starbucks Corp. (b)	400	24,308
Starwood Hotels & Resorts Worldwide, Inc. (b)	2,000	124,480
Wynn Resorts Ltd. (b)	700	47,138
Yum! Brands, Inc. (b)	70	5,066

		1,067,126

Diversified Financials - 0.3%
American Express Co. (b)	400	21,400
Ameriprise Financial, Inc. (b)	1,609	145,856
Bank of New York Mellon Corp. (b)	1,300	47,086
BlackRock, Inc. (b)	200	62,852
Capital One Financial Corp. (b)	100	6,562
CME Group, Inc. (b)	400	35,940
Discover Financial Services (b)	2,000	91,580
E*Trade Financial Corp. (b)(c)	500	11,780
FactSet Research Systems, Inc. (b)	610	91,927
Goldman Sachs Group, Inc. (b)	1,300	210,028
McGraw Hill Financial, Inc. (b)	300	25,506
Moody’s Corp. (b)	300	26,742
Morgan Stanley (b)	2,000	51,760
NASDAQ OMX Group, Inc. (b)	100	6,200
Northern Trust Corp. (b)	2,900	180,032

		1,015,251

Energy - 0.6%
Anadarko Petroleum Corp. (b)	600	23,454
Apache Corp. (b)	600	25,524
Baker Hughes, Inc. (b)	3,300	143,583
California Resources Corp. (b)	880	1,258
Cameron International Corp. (b)(c)	900	59,094
Cheniere Energy, Inc. (b)(c)	6,200	186,310
Chesapeake Energy Corp. (b)	2,000	6,780
Chevron Corp. (b)	1,200	103,764
Concho Resources, Inc. (b)(c)	1,800	171,234
ConocoPhillips (b)	200	7,816
CONSOL Energy, Inc. (b)	600	4,764
Continental Resources, Inc. (b)(c)	600	12,666
CVR Energy, Inc. (b)	4,600	161,092
Devon Energy Corp. (b)	200	5,580
Energen Corp. (b)	2,400	84,648
EOG Resources, Inc. (b)	1,600	113,632
EQT Corp. (b)	2,000	123,480
Exxon Mobil Corp. (b)	400	31,140
Halliburton Co. (b)	3,000	95,370
Helmerich & Payne, Inc. (b)	2,100	106,680
Hess Corp. (b)	1,600	68,000
HollyFrontier Corp. (b)	300	10,491
Kinder Morgan, Inc. (b)	200	3,290
Marathon Oil Corp. (b)	2,000	19,460
Marathon Petroleum Corp. (b)	2,200	91,938
National Oilwell Varco, Inc. (b)	300	9,762
Newfield Exploration Co. (b)(c)	1,500	43,605
Occidental Petroleum Corp. (b)	400	27,532
Peabody Energy Corp. (b)	393	1,749
Phillips 66 (b)	1,000	80,150
Pioneer Natural Resources Co. (b)	600	74,370
Schlumberger Ltd. (a)(b)	1,600	115,632
Seadrill Ltd. (a)(b)(c)	1,000	2,070
Seventy Seven Energy, Inc. (b)(c)	379	163
Southwestern Energy Co. (b)(c)	1,000	8,890
Tesoro Corp. (b)	2,100	183,225
Valero Energy Corp. (b)	200	13,574
Whiting Petroleum Corp. (b)(c)	3	22
Williams Cos., Inc. (b)	200	3,860

		2,225,652

Food & Staples Retailing - 0.3%
Costco Wholesale Corp. (b)	100	15,112
CVS Health Corp. (b)	2,600	251,134
Kroger Co. (b)	4,800	186,288
Rite Aid Corp. (b)(c)	26,100	203,319
Walgreens Boots Alliance, Inc. (b)	1,000	79,720
Wal-Mart Stores, Inc. (b)	1,200	79,632
Whole Foods Market, Inc. (b)	2,114	61,961

		877,166

Food, Beverage & Tobacco - 0.4%
Altria Group, Inc. (b)	2,600	158,886
Archer-Daniels-Midland Co. (b)	600	21,210
Coca-Cola Co. (b)	700	30,044

Coca-Cola Enterprises, Inc. (b)	1,200	55,704
JM Smucker Co. (b)	1,800	230,976
Keurig Green Mountain, Inc. (b)	4,100	365,925
Mead Johnson Nutrition Co. (b)	300	21,747
Mondelez International, Inc. (b)	4,000	172,400
Monster Beverage Corp. (b)(c)	1,100	148,533
PepsiCo., Inc. (b)	100	9,930
Philip Morris International, Inc. (b)	700	63,007
Reynolds American, Inc. (b)	580	28,971
Tyson Foods, Inc. (b)	4,001	213,493

		1,520,826

Health Care Equipment & Services - 1.0%
Abbott Laboratories (b)	5,400	204,390
Aetna, Inc. (b)	1,101	112,126
AmerisourceBergen Corp. (b)	1,000	89,560
Anthem, Inc. (b)	600	78,294
Athenahealth, Inc. (b)(c)	2,300	326,140
Baxter International, Inc. (b)	800	29,280
Becton, Dickinson & Co. (b)	1,500	218,055
C.R. Bard, Inc. (b)	1,410	258,411
Cardinal Health, Inc. (b)	100	8,137
Centene Corp. (b)(c)	800	49,648
Cigna Corp. (b)	1,400	187,040
Cooper Cos., Inc. (b)	1,500	196,725
Express Scripts Holding Co. (b)(c)	3,300	237,171
Halyard Health, Inc. (b)(c)	212	5,258
Health Net, Inc. (b)(c)	557	36,885
Hologic, Inc. (b)(c)	3,200	108,608
Humana, Inc. (b)	1,788	291,068
Intuitive Surgical, Inc. (b)(c)	300	162,255
Laboratory Corp. of America Holdings (b)(c)	100	11,235
McKesson Corp. (b)	1,100	177,078
Medtronic PLC (a)(b)	495	37,580
Quest Diagnostics, Inc. (b)	400	26,268
Sirona Dental Systems, Inc. (b)(c)	99	10,523
St. Jude Medical, Inc. (b)	2,900	153,294
UnitedHealth Group, Inc. (b)	3,200	368,512
Universal Health Services, Inc. (b)	8	901
Zimmer Biomet Holdings, Inc. (b)	300	29,778

		3,414,220

Household & Personal Products - 0.2%
Colgate-Palmolive Co. (b)	2,500	168,825
Edgewell Personal Care Co. (b)	400	29,604
Energizer Holdings, Inc. (b)	500	16,020
Estee Lauder Cos., Inc. (b)	800	68,200
Herbalife Ltd. (a)(b)(c)	1,800	83,178
Kimberly-Clark Corp. (b)	1,700	218,314
Nu Skin Enterprises, Inc. (b)	2,800	88,620
Procter & Gamble Co. (b)	1,300	106,197

		778,958

Insurance - 0.1%
American International Group, Inc. (b)	3,200	180,736
AmTrust Financial Services, Inc. (b)	500	28,595
Assured Guaranty Ltd. (a)(b)	3,800	90,364
Hartford Financial Services Group, Inc. (b)	100	4,018
Lincoln National Corp. (b)	300	11,838
MBIA, Inc. (b)(c)	17,600	117,216
MetLife, Inc. (b)	300	13,395

		446,162

Materials - 0.5%
Air Products & Chemicals, Inc. (b)	100	12,671
Alcoa, Inc. (b)	8,600	62,694
Allegheny Technologies, Inc. (b)	3,200	30,016
Ashland, Inc. (b)	2,000	189,520
Avery Dennison Corp. (b)	1,400	85,246
Celanese Corp. (b)	3,541	225,456
CF Industries Holdings, Inc. (b)	500	15,000
Chemours Co. (b)	560	2,206
Cliffs Natural Resources, Inc. (b)(c)	9,000	14,490
Crown Holdings, Inc. (b)(c)	4,000	183,520
Dow Chemical Co. (b)	2,400	100,800
Ecolab, Inc. (b)	700	75,509
EI Du Pont de Nemours & Co. (b)	500	26,380
Freeport-McMoRan, Inc. (b)	3,100	14,260
Huntsman Corp. (b)	8,800	75,944
International Paper Co. (b)	700	23,947
LyondellBasell Industries NV (a)(b)	694	54,111
Monsanto Co. (b)	1,200	108,720
Mosaic Co. (b)	2,500	60,250

NewMarket Corp. (b)	100	37,927
Newmont Mining Corp. (b)	1,600	31,936
Nucor Corp. (b)	2,900	113,303
PPG Industries, Inc. (b)	400	38,048
Royal Gold, Inc. (b)	1	30
Sherwin-Williams Co. (b)	300	76,701
Southern Copper Corp. (b)	100	2,592
United States Steel Corp. (b)	8,056	56,392
Vulcan Materials Co. (b)	2,000	176,400
WR Grace & Co. (b)(c)	400	32,536

		1,926,605

Media - 0.5%
CBS Corp. (b)	400	19,000
Charter Communications, Inc. (b)(c)	1,200	205,632
Comcast Corp. (b)	3,000	167,130
DISH Network Corp. (b)(c)	3,400	164,118
Gannett Co., Inc. (b)	150	2,226
Interpublic Group of Cos., Inc. (b)	6,500	145,860
Liberty Broadband Corp. - Class A (b)(c)	350	16,660
Liberty Broadband Corp. - Class C (b)(c)	700	32,900
Madison Square Garden Co. (b)(c)	1,072	165,174
MSG Networks, Inc. (b)(c)	3,219	56,300
Omnicom Group, Inc. (b)	2,727	200,026
TEGNA, Inc. (b)	200	4,802
Time Warner Cable, Inc. (b)	1,400	254,814
Time Warner, Inc. (b)	200	14,088
Walt Disney Co. (b)	2,500	239,550

		1,688,280

Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
AbbVie, Inc. (b)	168	9,223
Agilent Technologies, Inc. (b)	4,100	154,365
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	248,081
Alkermes PLC (a)(b)(c)	500	16,005
Allergan PLC (a)(b)(c)	1,237	351,840
Amgen, Inc. (b)	3,100	473,463
Baxalta, Inc. (b)	800	32,008
Biogen, Inc. (b)(c)	100	27,306
Bristol-Myers Squibb Co. (b)	3,100	192,696
Celgene Corp. (b)(c)	2,600	260,832
Eli Lilly & Co. (b)	100	7,910
Endo International PLC (a)(b)(c)	300	16,641
Gilead Sciences, Inc. (b)	2,600	215,800
Illumina, Inc. (b)(c)	700	110,565
Incyte Corp. (b)(c)	300	21,168
Jazz Pharmaceuticals PLC (a)(b)(c)	660	84,968
Johnson & Johnson (b)	300	31,332
Mallinckrodt PLC (a)(b)(c)	4,129	239,854
MannKind Corp. (b)(c)	21,300	21,243
Medivation, Inc. (b)(c)	1,800	58,860
Merck & Co., Inc. (b)	700	35,469
Mettler-Toledo International, Inc. (b)(c)	100	31,285
Mylan NV (a)(b)(c)	200	10,538
Pfizer, Inc. (b)	6,400	195,136
Regeneron Pharmaceuticals, Inc. (b)(c)	700	294,063
Thermo Fisher Scientific, Inc. (b)	300	39,618
Zoetis, Inc. (b)	4,200	180,810

		3,361,079

Real Estate - 0.0%
Howard Hughes Corp. (b)(c)	1,100	104,533
Jones Lang LaSalle, Inc. (b)	400	56,288

		160,821

Retailing - 1.1%
Abercrombie & Fitch Co. (b)	4,700	123,328
Advance Auto Parts, Inc. (b)	1,200	182,460
Amazon.com, Inc. (b)(c)	100	58,700
Bed Bath & Beyond, Inc. (b)(c)	2,400	103,608
Best Buy Co., Inc. (b)	4,400	122,892
Dillard’s, Inc. (b)	2,188	154,057
Dollar General Corp. (b)	1,900	142,614
Dollar Tree, Inc. (b)(c)	520	42,287
Expedia, Inc. (b)	3,200	323,328
GameStop Corp. (b)	3,200	83,872
Gap, Inc. (b)	1,200	29,664
Genuine Parts Co. (b)	300	25,851
Groupon, Inc. (b)(c)	500	1,360
Home Depot, Inc. (b)	1,400	176,064
J.C. Penney Co., Inc. (b)(c)	32,500	235,950
Kohl’s Corp. (b)	1,500	74,625
L Brands, Inc. (b)	500	48,075

Liberty Interactive Corp. (b)(c)	1,951	50,843
Macy’s, Inc. (b)	900	36,369
Netflix, Inc. (b)(c)	6,300	578,592
Nordstrom, Inc. (b)	3,000	147,300
O’Reilly Automotive, Inc (b)(c)	1,034	269,771
Priceline Group, Inc. (b)(c)	100	106,497
Sears Holdings Corp. (b)(c)	200	3,390
Signet Jewelers Ltd. (a)(b)	1,000	116,000
Target Corp. (b)	400	28,968
Tiffany & Co. (b)	2,900	185,136
TripAdvisor, Inc. (b)(c)	3,500	233,660
Ulta Salon Cosmetics & Fragrance, Inc. (b)(c)	100	18,117
Williams-Sonoma, Inc. (b)	2,390	123,467

		3,826,845

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (b)(c)	46,969	103,332
Analog Devices, Inc. (b)	500	26,930
Applied Materials, Inc. (b)	3,700	65,305
Avago Technologies Ltd. (b)	1,300	173,823
Broadcom Corp. (b)	500	27,335
Cree, Inc. (b)(c)	5,500	154,165
First Solar, Inc. (b)(c)	4,200	288,372
Intel Corp. (b)	900	27,918
Linear Technology Corp. (b)	600	25,638
Marvell Technology Group Ltd. (a)(b)	6,000	53,100
Micron Technology, Inc. (b)(c)	5,600	61,768
NVIDIA Corp. (b)	11,800	345,622
Skyworks Solutions, Inc. (b)	200	13,784
Texas Instruments, Inc. (b)	3,400	179,962

		1,547,054

Software & Services - 1.4%
Accenture PLC (a)(b)	300	31,662
Activision Blizzard, Inc. (b)	8,600	299,452
Adobe Systems, Inc. (b)(c)	3,300	294,129
Akamai Technologies, Inc. (b)(c)	200	9,124
Alphabet, Inc. - Class A (b)(c)	300	228,405
Alphabet, Inc. - Class C (b)(c)	501	372,218
Autodesk, Inc. (b)(c)	4,400	206,008
Automatic Data Processing, Inc. (b)	100	8,309
Blackhawk Network Holdings, Inc. (b)(c)	887	33,431
CDK Global, Inc. (b)	33	1,454
Cognizant Technology Solutions Corp. (b)(c)	200	12,662
Computer Sciences Corp. (b)	500	16,035
CSRA, Inc. (b)	500	13,390
eBay, Inc. (b)(c)	3,104	72,820
Electronic Arts, Inc. (b)(c)	3,600	232,362
Facebook, Inc. (b)(c)	1,700	190,757
Fidelity National Information Services, Inc. (b)	3,400	203,082
FireEye, Inc. (b)(c)	1,300	18,317
Fiserv, Inc. (b)(c)	1,000	94,560
FleetCor Technologies, Inc. (b)(c)	1,600	196,544
International Business Machines Corp. (b)	400	49,916
Intuit, Inc. (b)	500	47,755
Jack Henry & Associates, Inc. (b)	500	40,590
LinkedIn Corp. (b)(c)	100	19,791
MasterCard, Inc. (b)	2,500	222,575
Microsoft Corp. (b)	700	38,563
NetSuite, Inc. (b)(c)	100	6,937
Oracle Corp. (b)	700	25,417
Pandora Media, Inc. (b)(c)	7,200	69,984
PayPal Holdings, Inc. (b)(c)	3,104	112,178
Rackspace Hosting, Inc. (b)(c)	2,700	54,567
Red Hat, Inc. (b)(c)	2,800	196,140
Salesforce.com, Inc. (b)(c)	3,700	251,822
Splunk, Inc. (b)(c)	3,700	171,273
Tableau Software, Inc. (b)(c)	2,800	224,672
Twitter, Inc. (b)(c)	5,912	99,321
Ultimate Software Group, Inc. (b)(c)	1,401	246,058
Vantiv, Inc. (b)(c)	900	42,345
VeriSign, Inc. (b)(c)	200	15,120
Visa, Inc. (b)	800	59,592
VMware, Inc. (b)(c)	1,200	54,900
Workday, Inc. (b)(c)	505	31,820
Yahoo!, Inc. (b)(c)	2,400	70,824
Yelp, Inc. (b)(c)	2,000	41,900
Zillow Group, Inc. - Class A (b)(c)	3,300	71,511
Zillow Group, Inc. - Class C (b)(c)	4,400	90,200
Zynga, Inc. (b)(c)	3,600	8,856

		4,899,348

Technology Hardware & Equipment - 0.5%
3D Systems Corp. (b)(c)	3,000	24,030
Amphenol Corp. (b)	200	9,914
Apple, Inc. (b)	1,000	97,340
Cisco Systems, Inc. (b)	3,300	78,507
Corning, Inc. (b)	9,600	178,656
EMC Corp. (b)	1,900	47,063
F5 Networks, Inc. (b)(c)	2,400	225,072
Hewlett Packard Enterprise Co. (b)	3,158	43,454
HP, Inc. (b)	3,158	30,664
IPG Photonics Corp. (b)(c)	1,600	129,328
Juniper Networks, Inc. (b)	7,100	167,560
Keysight Technologies, Inc. (b)(c)	2,050	47,970
NetApp, Inc. (b)	6,000	131,580
Palo Alto Networks, Inc. (b)(c)	800	119,592
QUALCOMM, Inc. (b)	2,500	113,350
SanDisk Corp. (b)	3,000	212,100
Stratasys Ltd. (a)(b)(c)	1,700	27,710
Western Digital Corp. (b)	1,100	52,778

		1,736,668

Telecommunication Services - 0.1%
AT&T, Inc. (b)	4,502	162,342
Sprint Corp. (b)(c)	17,000	51,340
T-Mobile US, Inc. (b)(c)	700	28,105
Verizon Communications, Inc. (b)	3,500	174,895

		416,682

Transportation - 0.3%
Alaska Air Group, Inc. (b)	1,400	98,560
American Airlines Group, Inc. (b)	400	15,596
CSX Corp. (b)	900	20,718
Delta Air Lines, Inc. (b)	4,000	177,160
FedEx Corp. (b)	300	39,864
Hertz Global Holdings, Inc. (b)(c)	6,100	55,388
Kansas City Southern (b)	200	14,176
Norfolk Southern Corp. (b)	200	14,100
Southwest Airlines Co. (b)	1,000	37,620
Spirit Airlines, Inc. (b)(c)	3,298	137,856
Union Pacific Corp. (b)	400	28,800
United Continental Holdings, Inc. (b)(c)	5,000	241,400
United Parcel Service, Inc. (b)	100	9,320

		890,558

Utilities - 0.2%
CenterPoint Energy, Inc. (b)	3,900	69,693
Dominion Resources, Inc. (b)	2,600	187,642
Duke Energy Corp. (b)	2,200	165,660
NextEra Energy, Inc. (b)	300	33,513
Sempra Energy (b)	300	28,425
Southern Co. (b)	2,500	122,300

		607,233

TOTAL COMMON STOCKS (Cost $34,990,987)		37,698,118

CONTINGENT VALUE RIGHTS - 0.0%
Food Staples Retailing - 0.0%
Safeway Casa Ley (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	5,480
Safeway PDC (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Real Estate - 0.3%
American Capital Agency Corp. (b)	1,000	17,070
American Tower Corp. (b)	300	28,302
Annaly Capital Management, Inc. (b)	12,600	119,700
AvalonBay Communities, Inc. (b)	400	68,596
Boston Properties, Inc. (b)	100	11,621
Crown Castle International Corp. (b)	100	8,620
Digital Realty Trust, Inc. (b)	400	32,032
Equinix, Inc. (b)	1,232	382,622
Equity Residential (b)	1,100	84,799
Iron Mountain, Inc. (b)	1,700	46,818
Lamar Advertising Co. (b)	100	5,611
LaSalle Hotel Properties (b)	12	266
Prologis, Inc. (b)	700	27,629
Public Storage (b)	200	50,712
Seritage Growth Properties (b)	100	3,899
Simon Property Group, Inc. (b)	100	18,628
Urban Edge Properties (b)	300	7,290
Vornado Realty Trust (b)	300	26,538
Welltower, Inc. (b)	100	6,222
Weyerhaeuser Co. (b)	400	10,244

WP GLIMCHER, Inc. (b)	600	5,448

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $738,966)		962,667

INVESTMENT COMPANY - 0.0%
Business Development Company - 0.0%
Closed- End Mutual Funds - 0.0%
American Capital Ltd. (c)	800	11,216

TOTAL INVESTMENT COMPANY (Cost $10,745)		11,216

RIGHTS - 0.0%
Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,429	30,695

TOTAL RIGHTS (Cost $63,208)		30,695

SHORT-TERM INVESTMENTS - 89.5%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (f)	112,069	112,069
First American Government Obligations Fund - Class Z - 0.12% (f)	112,068	112,068
First American Treasury Obligations Fund - Class Z - 0.14% (f)	112,068	112,068
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (f)	112,068	112,068

		448,273

	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 89.4%
(0.001%), 02/04/2016 (g)(h)	$28,350,000	28,350,002
0.094%, 02/08/2016 (g)(h)	20,550,000	20,549,181
0.027%, 02/11/2016 (g)(h)	15,500,000	15,499,881
0.140%, 03/03/2016 (g)(h)	39,000,000	38,995,298
0.186%, 03/17/2016 (g)(h)	32,700,000	32,692,440
0.222%, 03/24/2016 (g)(h)	10,850,000	10,846,545
0.206%, 03/31/2016 (g)(h)	67,050,000	67,018,218
0.237%, 04/07/2016 (g)(h)	19,850,000	19,840,373
0.242%, 04/28/20116 (g)(h)	35,200,000	35,173,705
0.255%, 05/05/2016 (g)(h)	48,500,000	48,460,133

		317,425,776

TOTAL SHORT-TERM INVESTMENTS (Cost $317,898,068)		317,874,049

TOTAL INVESTMENTS (Cost $353,701,974) - 100.4%		356,582,489

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(1,362,752)

TOTAL NET ASSETS - 100.0%		$355,219,737

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $1,991,041, which represents 0.6% of net assets.
(b)	All or portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Security is restricted to resale. The aggregate value of these securities at January 31, 2016 was $5,744, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(h)	All or portion of this security is held as collateral for put options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
Accenture PLC, Expires 02/05/2016, Strike Price $108.00	2	$55
Activision Blizzard, Inc., Expires 02/05/2016, Strike Price $37.50	11	33
Alcoa, Inc., Expires 02/05/2016, Strike Price $7.50	20	160
Allergan PLC, Expires 02/05/2016, Strike Price $305.00	2	480
American Express Co., Expires 02/05/2016, Strike Price $60.00	2	7
American Tower Corp., Expires 02/05/2016, Strike Price $96.50	1	40
American Tower Corp., Expires 02/05/2016, Strike Price $98.00	1	22
Applied Materials, Inc., Expires 02/05/2016, Strike Price $18.00	27	337
Bank of America Corp., Expires 02/05/2016, Strike Price $14.00	90	2,880
Bank of New York Mellon Corp., Expires 02/05/2016, Strike Price $36.50	6	231
Bed Bath & Beyond, Inc., Expires 02/05/2016, Strike Price $46.50	6	75
Best Buy Co., Inc., Expires 02/05/2016, Strike Price $29.00	9	139
Best Buy Co., Inc., Expires 02/05/2016, Strike Price $29.50	17	127
Broadcom Ltd., Expires 02/05/2016, Strike Price $138.00	6	555
CBOE S&P 500, Expires 02/05/2016, Strike Price $1960.00	125	107,500

Cheniere Energy, Inc., Expires 02/05/2016, Strike Price $34.00	8	84
Cheniere Energy, Inc., Expires 02/05/2016, Strike Price $35.00	14	84
Chicago Bridge & Iron Co. NV, Expires 02/05/2016, Strike Price $37.50	3	510
Coca-Cola Co., Expires 02/05/2016, Strike Price $44.00	1	8
Cree, Inc., Expires 02/05/2016, Strike Price $29.50	37	314
CVS Health Corp., Expires 02/05/2016, Strike Price $98.50	6	168
CVS Health Corp., Expires 02/05/2016, Strike Price $99.00	12	120
Deere & Co., Expires 02/05/2016, Strike Price $78.50	2	80
Delta Air Lines, Inc., Expires 02/05/2016, Strike Price $49.00	9	22
Delta Air Lines, Inc., Expires 02/05/2016, Strike Price $50.00	5	45
Delta Air Lines, Inc., Expires 02/05/2016, Strike Price $50.50	5	55
Delta Air Lines, Inc., Expires 02/05/2016, Strike Price $51.00	5	55
Devon Energy Corp., Expires 02/05/2016, Strike Price $28.50	2	172
DISH Network Corp., Expires 02/05/2016, Strike Price $49.50	3	135
DISH Network Corp., Expires 02/05/2016, Strike Price $53.50	5	125
DISH Network Corp., Expires 02/05/2016, Strike Price $54.00	5	125
DISH Network Corp., Expires 02/05/2016, Strike Price $54.50	6	150
DISH Network Corp., Expires 02/05/2016, Strike Price $55.00	5	87
E*Trade Financial Corp., Expires 02/05/2016, Strike Price $25.00	3	39
Endo International PLC, Expires 02/05/2016, Strike Price $65.50	1	25
Endo International PLC, Expires 02/05/2016, Strike Price $66.00	1	25
EOG Resources, Inc., Expires 02/05/2016, Strike Price $70.00	4	928
EOG Resources, Inc., Expires 02/05/2016, Strike Price $72.50	8	828
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $78.00	12	36
Facebook, Inc., Expires 02/05/2016, Strike Price $99.50	6	150
Facebook, Inc., Expires 02/05/2016, Strike Price $100.00	12	138
Gap, Inc., Expires 02/05/2016, Strike Price $25.00	3	109

Goodyear Tire & Rubber Co., Expires 02/05/2016, Strike Price $29.00	9	337
Goodyear Tire & Rubber Co., Expires 02/05/2016, Strike Price $29.50	8	180
Hertz Global Holdings, Inc., Expires 02/05/2016, Strike Price $10.50	10	75
Hertz Global Holdings, Inc., Expires 02/05/2016, Strike Price $11.00	20	250
HP, Inc., Expires 02/05/2016, Strike Price $10.00	21	158
International Business Machines Corp., Expires 02/05/2016, Strike Price $131.00	2	21
Jazz Pharmaceuticals PLC, Expires 02/05/2016, Strike Price $149.00	2	35
Jazz Pharmaceuticals PLC, Expires 02/05/2016, Strike Price $150.00	4	70
Kinder Morgan, Inc., Expires 02/05/2016, Strike Price $16.50	1	52
Macy’s, Inc., Expires 02/05/2016, Strike Price $42.00	2	44
MGM Resorts International, Expires 02/05/2016, Strike Price $20.50	50	1,600
Micron Technology, Inc., Expires 02/05/2016, Strike Price $12.00	6	51
Monsanto Co., Expires 02/05/2016, Strike Price $97.50	3	68
Monsanto Co., Expires 02/05/2016, Strike Price $103.00	6	36
Monster Beverage Corp., Expires 02/05/2016, Strike Price $148.00	2	470
Monster Beverage Corp., Expires 02/05/2016, Strike Price $152.50	1	235
NetApp, Inc., Expires 02/05/2016, Strike Price $22.50	20	390
NetApp, Inc., Expires 02/05/2016, Strike Price $23.00	20	200
NetApp, Inc., Expires 02/05/2016, Strike Price $23.50	10	70
Netflix, Inc., Expires 02/05/2016, Strike Price $110.00	3	21
Netflix, Inc., Expires 02/05/2016, Strike Price $114.00	3	15
Newmont Mining Corp., Expires 02/05/2016, Strike Price $18.50	6	954
NIKE, Inc., Expires 02/05/2016, Strike Price $63.00	8	284
NIKE, Inc., Expires 02/05/2016, Strike Price $64.00	4	48
NVIDIA Corp., Expires 02/05/2016, Strike Price $30.00	33	858
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $129.00	3	353
Salesforce.com, Inc., Expires 02/05/2016, Strike Price $74.00	2	16
Salesforce.com, Inc., Expires 02/05/2016, Strike Price $75.50	2	45
Schlumberger Ltd., Expires 02/05/2016, Strike Price $68.00	4	1,790
Schlumberger Ltd., Expires 02/05/2016, Strike Price $69.50	4	1,250
Schlumberger Ltd., Expires 02/05/2016, Strike Price $71.00	4	816
Splunk, Inc., Expires 02/05/2016, Strike Price $53.00	5	75
Splunk, Inc., Expires 02/05/2016, Strike Price $55.00	10	125
Starwood Hotels & Resorts Worldwide, Inc., Expires 02/05/2016, Strike Price $65.50	4	32
Tiffany & Co., Expires 02/05/2016, Strike Price $66.50	1	17
Toll Brothers, Inc., Expires 02/05/2016, Strike Price $30.00	9	68
Trinity Industries, Inc., Expires 02/05/2016, Strike Price $21.00	43	3,333
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $75.00	4	30
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $75.50	5	100
Twitter, Inc., Expires 02/05/2016, Strike Price $18.50	10	125
Twitter, Inc., Expires 02/05/2016, Strike Price $19.50	10	55
United Continental Holdings, Inc., Expires 02/05/2016, Strike Price $50.50	3	90
United Continental Holdings, Inc., Expires 02/05/2016, Strike Price $52.00	15	158
UnitedHealth Group, Inc., Expires 02/05/2016, Strike Price $118.00	3	132
UnitedHealth Group, Inc., Expires 02/05/2016, Strike Price $123.00	3	23
Verizon Communications, Inc., Expires 02/05/2016, Strike Price $49.00	30	3,180
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $83.00	3	42
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $84.00	4	28
Wal-Mart Stores, Inc., Expires 02/05/2016, Strike Price $66.00	8	748
Walt Disney Co., Expires 02/05/2016, Strike Price $101.00	3	9
Walt Disney Co., Expires 02/05/2016, Strike Price $102.00	4	52
Wells Fargo & Co., Expires 02/05/2016, Strike Price $50.00	10	585
Wells Fargo & Co., Expires 02/05/2016, Strike Price $50.50	7	238
Whole Foods Market, Inc., Expires 02/05/2016, Strike Price $32.00	8	20
Workday, Inc., Expires 02/05/2016, Strike Price $74.50	1	13
Zillow Group, Inc., Expires 02/05/2016, Strike Price $22.00	10	375
Zillow Group, Inc., Expires 02/05/2016, Strike Price $22.50	10	525

TOTAL CALL OPTIONS		138,228

(Premiums Received $64,855)

PUT OPTIONS
NASDAQ 100, Expires 02/05/2016, Strike Price $4180.00	30	66,000
NASDAQ 100, Expires 02/05/2016, Strike Price $4190.00	10	24,350
CBOE S&P 500, Expires 02/05/2016, Strike Price $1905.00	317	269,450
CBOE S&P 500, Expires 02/05/2016, Strike Price $1910.00	400	398,800
CBOE S&P 500, Expires 02/05/2016, Strike Price $1915.00	350	395,500
CBOE S&P 500, Expires 02/05/2016, Strike Price $1920.00	250	324,500
CBOE S&P 500, Expires 02/05/2016, Strike Price $1925.00	175	253,750

TOTAL PUT OPTIONS		1,732,350

(Premiums Received $3,133,569)
TOTAL WRITTEN OPTIONS		$1,870,578

(Premiums Received $3,198,424)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 2.2%
Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$28,536
Federal-Mogul Holdings Corp. (a)(b)	2,600	12,402
Tower International, Inc. (a)	2,100	48,342

		89,280

Banks - 0.0%
PacWest Bancorp (a)	1,078	39,573

Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	1,000	1,410
PowerSecure International, Inc. (a)(b)	6,300	69,174
Wabash National Corp. (a)(b)	4,200	46,452

		117,036

Commercial & Professional Services - 0.0%
WageWorks, Inc. (a)(b)	1,100	49,214

Consumer Durables & Apparel - 0.2%
Crocs, Inc. (a)(b)	3,300	30,393
JAKKS Pacific, Inc. (a)(b)	8,600	64,070
Nautilus, Inc. (a)(b)	6,800	132,464

		226,927

Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	65,897
Bridgepoint Education, Inc. (a)(b)	2,164	14,499

		80,396

Energy - 0.0%
CARBO Ceramics, Inc. (a)	500	8,275
Goodrich Petroleum Corp. (a)(b)	2,300	150
McDermott International, Inc. (a)(b)(c)	6,300	17,388
Penn Virginia Corp. (a)(b)	3,600	205

		26,018

Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)	1,100	47,905
Air Methods Corp. (a)(b)	1,100	42,834
Anika Therapeutics, Inc. (a)(b)	2,000	75,240
DexCom, Inc. (a)(b)	1,700	121,176
Medidata Solutions, Inc. (a)(b)	1,000	42,730
Orthofix International NV (a)(b)(c)	1,900	74,993
Rockwell Medical, Inc. (a)(b)	9,200	57,592

		462,470

Materials - 0.1%
Century Aluminum Co. (a)(b)	5,200	24,544
Compass Minerals International, Inc. (a)	600	44,910
Hecla Mining Co. (a)	13,600	25,296
Intrepid Potash, Inc. (a)(b)	3,500	7,630

		102,380

Media - 0.1%
Entravision Communications Corp. (a)	7,700	57,442
Sizmek, Inc. (a)(b)	3,800	12,958
World Wrestling Entertainment, Inc. (a)	4,500	80,550

		150,950

Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	43,449
Agios Pharmaceuticals, Inc. (a)(b)	1,500	63,330
Endocyte, Inc. (a)(b)	7,800	26,130
Halozyme Therapeutics, Inc. (a)(b)	6,700	58,960
Insmed, Inc. (a)(b)	4,300	56,760
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	13,061
Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	43,190
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	17,440
Prothena Corp. PLC (a)(b)(c)	2,400	93,480
Retrophin, Inc. (a)(b)	3,800	56,886
Sarepta Therapeutics, Inc. (a)(b)	1,900	22,572
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	34,973

		530,231

Retailing - 0.0%
Conn’s, Inc. (a)(b)	1,100	13,552

Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (a)(b)	2,600	90,272
Integrated Device Technology, Inc. (a)(b)	4,300	109,564
SunEdison, Inc. (a)(b)	6,100	19,093
SunPower Corp. (a)(b)	2,000	50,880

		269,809

Software & Services - 0.2%
Alliance Data Systems Corp. (a)(b)	147	29,369
Bankrate, Inc. (a)(b)	2,600	29,744
Gogo, Inc. (a)(b)	2,300	33,465
Infoblox, Inc. (a)(b)	2,500	40,350
Take-Two Interactive Software, Inc. (a)(b)	2,700	93,690
Vringo, Inc. (a)(b)	1,330	2,221
WebMD Health Corp. (a)(b)	1,300	66,443

		295,282

Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	63,024
Ubiquiti Networks, Inc. (a)(b)	1,700	50,337

		113,361

Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	101,362

Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	41,060
XPO Logistics, Inc. (a)(b)	2,000	45,700

		86,760

TOTAL COMMON STOCKS (Cost $2,720,749)		2,754,601

CONTINGENT VALUE RIGHTS - 0.0%
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Furiex Pharmaceuticals, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 05/23/2014)	500	4,885
Trius Therapeutics, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 08/12/2013)	3,300	—

		4,885

Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 08/12/2013)	2,700	6,804

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		11,689

SHORT-TERM INVESTMENTS - 98.9%
Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (f)	93,361	93,361
First American Government Obligations Fund - Class Z - 0.12% (f)	93,360	93,360
First American Treasury Obligations Fund - Class Z - 0.14% (f)	93,361	93,361
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (f)	93,360	93,360

		373,442

	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 98.6%
(0.004)%, 02/04/2016 (g)(h)	$11,100,000	11,100,003
0.000%, 02/11/2016 (g)(h)	7,900,000	7,900,000
0.082%, 02/18/2016 (g)(h)	16,400,000	16,399,367
0.140%, 03/03/2016 (g)(h)	18,350,000	18,347,787
0.203%, 03/17/2016 (g)(h)	12,100,000	12,096,951
0.226%, 03/24/2016 (g)(h)	8,200,000	8,197,343
0.207%, 03/31/2016 (g)(h)	22,400,000	22,389,382
0.237%, 04/7/2016 (g)(h)	8,950,000	8,945,659
0.242%, 04/28/2016 (g)(h)	11,150,000	11,141,671
0.254%, 05/05/2016 (g)(h)	6,250,000	6,244,862

		122,763,025

TOTAL SHORT-TERM INVESTMENTS (Cost $123,142,853)		123,136,467

TOTAL INVESTMENTS (Cost $125,863,602) - 101.1%		125,902,757

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(1,402,083)

TOTAL NET ASSETS - 100.0%		$124,500,674

Percentages are stated as a percent of net assets.

(a)	All or portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $185,861, which represents 0.1% of net assets.
(d)	Security is restricted to resale. The aggregate value of these securities at January 31, 2016 was $11,689, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $11,689, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(h)	All or portion of this security is held as collateral for put options written.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
CBOE Russell 2000 Index, Expires 2/05/2016, Strike Price $1050.00	30	$17,010

TOTAL CALL OPTIONS		17,010

(Premiums Received $8,999)
PUT OPTIONS
CBOE Russell 2000 Index, Expires 2/05/2016, Strike Price $1015.00	100	60,000
CBOE Russell 2000 Index, Expires 2/05/2016, Strike Price $1020.00	465	351,075
CBOE Russell 2000 Index, Expires 2/05/2016, Strike Price $1025.00	350	392,000
CBOE Russell 2000 Index, Expires 2/05/2016, Strike Price $1030.00	227	267,860

TOTAL PUT OPTIONS		1,070,935

(Premiums Received $1,551,383)
TOTAL WRITTEN OPTIONS		$1,087,945

(Premiums Received $1,560,382)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.9%
Open-End Mutual Funds - 99.9%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	13,026,309	$128,178,881
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,815,867	64,341,784

TOTAL INVESTMENT COMPANIES (Cost $201,192,614)		192,520,665

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (b)	36,644	36,644
First American Government Obligations Fund - Class Z - 0.12% (b)	36,644	36,644
First American Treasury Obligations Fund - Class Z - 0.14% (b)	36,644	36,644
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (b)	36,644	36,644

TOTAL SHORT-TERM INVESTMENTS (Cost $146,576)		146,576

TOTAL INVESTMENTS (Cost $201,339,190) - 100.0%		192,667,241

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		86,625

TOTAL NET ASSETS - 100.0%		$192,753,866

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 0.8%
Automobiles & Components - 0.0%
Toyota Motor Corp. - ADR	300	$36,009

Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	403	2,608
Banco Santander SA - ADR	807	3,381
Barclays PLC - ADR	2,500	26,950
HSBC Holdings PLC - ADR	900	31,860

		64,799

Capital Goods - 0.0%
voxeljet AG - ADR (a)	5,200	21,476

Consumer Durables & Apparel - 0.0%
Sony Corp. - ADR	1,600	38,208

Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR	1,600	24,384

Diversified Financials - 0.0%
Credit Suisse Group AG - ADR	1,400	24,920

Energy - 0.0%
Total SA - ADR	900	39,888

Food, Beverage & Tobacco - 0.1%
Anheuser-Busch InBev NV - ADR	300	37,752
Diageo PLC - ADR	300	32,301

		70,053

Materials - 0.0%
ArcelorMittal - ADR	3,400	12,988
BHP Billiton Ltd. - ADR	100	2,191
Rio Tinto PLC - ADR	200	4,930
South32 Ltd. - ADR (a)	40	136

		20,245

Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
AstraZeneca PLC - ADR	600	19,332
GlaxoSmithKline PLC - ADR	1,000	41,290
GW Pharmaceuticals PLC - ADR (a)	600	30,096
Novartis AG - ADR	400	31,188
Novo-Nordisk A/S - ADR	700	39,109

		161,015

Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV - ADR	400	36,736

Software & Services - 0.1%
SAP SE - ADR	500	39,900

Technology Hardware & Equipment - 0.1%
Nokia OYJ - ADR (b)	5,400	38,880
Telefonaktiebolaget LM Ericsson - ADR	4,100	36,490

		75,370

Telecommunication Services - 0.1%
China Mobile Ltd. - ADR	600	32,718
Orange SA - ADR	2,300	40,641
Vodafone Group PLC - ADR (b)	700	22,540

		95,899

Utilities - 0.0%
National Grid PLC - ADR	500	35,405

TOTAL COMMON STOCKS (Cost $952,779)		784,307

SHORT-TERM INVESTMENTS - 100.2%
Money Market Funds - 62.7%

Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (c)	16,289,116	16,289,116
First American Government Obligations Fund - Class Z - 0.12% (c)	16,289,115	16,289,115
First American Treasury Obligations Fund - Class Z - 0.14% (c)	16,289,115	16,289,115
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (c)	16,289,115	16,289,115

		65,156,461

	PRINCIPAL VALUE	FAIR VALUE
U.S. Treasury Bills - 37.5%
0.000%, 02/11/2016 (d)(e)	$4,200,000	4,200,000
0.140%, 03/03/2016 (d)(e)	4,100,000	4,099,506
0.141%, 03/17/2016 (d)(e)	13,100,000	13,097,708
0.226%, 03/24/2016 (d)(e)	6,250,000	6,247,969
0.201%, 03/31/2016 (d)(e)	2,100,000	2,099,004
0.237%, 04/07/2016 (d)(e)	7,250,000	7,246,483
0.242%, 04/28/2016 (d)(e)	2,000,000	1,998,506

		38,989,176

TOTAL SHORT-TERM INVESTMENTS (Cost $104,146,671)		104,145,637

TOTAL INVESTMENTS (Cost $105,099,450) - 101.0%		104,929,944

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(1,052,274)

TOTAL NET ASSETS - 100.0%		$103,877,670

Percentages are stated as a percent of net assets.

ADR- American Depository Receipt

(a)	Non-income producing security.
(b)	All or portion of this security may be subject to call options written.

(c)	Rate shown is the 7-day effective yield.
(d)	All or portion of this security is held as collateral for put options written.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
Nokia OYJ, Expires 02/05/2016, Strike Price $7.50	6	$105
Nokia OYJ, Expires 02/05/2016, Strike Price $8.00	14	105
Vodafone Group PLC, Expires 02/05/2016, Strike Price $32.50	2	75
Vodafone Group PLC, Expires 02/05/2016, Strike Price $33.00	4	86

TOTAL CALL OPTIONS		371

(Premiums Received $234)

PUT OPTIONS
CAC 40 Index, Expires 02/19/2016, Strike Price EUR 4350.00	107	89,311
Eurex DAX, Expires 02/05/2016, Strike Price EUR 9700.00	60	45,503
Eurex DAX, Expires 02/05/2016, Strike Price EUR 9750.00	131	90,731
Eurex Euro STOXX 50 Index, Expires 02/05/2016, Strike Price EUR 3000.00	170	84,070
Eurex Euro STOXX 50 Index, Expires 02/05/2016, Strike Price EUR 3025.00	449	195,855
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 6000.00	120	217,589
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 6025.00	118	208,671
Hang Seng Index, Expires 02/26/2016, Strike Price HKD 19200.00	18	74,783
Nikkei-225 Stock Index, Expires 02/12/2016, Strike Price JPY 16625.00	50	55,755
Nikkei-225 Stock Index, Expires 02/12/2016, Strike Price JPY 17000.00	120	198,241
S&P/ASX 200 Index, Expires 02/18/2016, Strike Price AUD 4925.00	90	38,218
S&P/ASX 200 Index, Expires 02/18/2016, Strike Price AUD 4975.00	126	81,014
Swiss Market Index, Expires 02/19/2016, Strike Price CHF 8200.00	68	84,374
Swiss Market Index, Expires 02/19/2016, Strike Price CHF 8300.00	60	96,998

TOTAL PUT OPTIONS		1,561,113

(Premiums Received $2,232,656)

TOTAL WRITTEN OPTIONS		$1,561,484

(Premiums Received $2,232,890)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 1.6%
Automobiles & Components - 0.1%
Tata Motors Ltd. - ADR (a)	800	$19,984

Banks - 0.1%
HDFC Bank Ltd. - ADR	300	18,099
ICICI Bank Ltd. - ADR	1,800	11,970

		30,069

Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. - ADR	700	21,987

Diversified Financials - 0.0%
Noah Holdings Ltd. - ADR (a)	700	17,927

Energy - 0.0%
Petroleo Brasileiro SA - ADR (a)(b)	3,200	11,104

Insurance - 0.0%
China Life Insurance Co. Ltd. - ADR	1,500	18,150

Materials - 0.1%
AngloGold Ashanti Ltd. - ADR (a)	100	848
Cemex SAB de CV - ADR (a)	1,872	8,480
Sibanye Gold Ltd. - ADR	2,000	17,720
Vale SA - ADR	3,300	8,085

		35,133

Media - 0.0%
Grupo Televisa SAB - ADR	600	15,888

Real Estate - 0.0%
E-House China Holdings Ltd. - ADR	2,500	14,700

Retailing - 0.2%
Ctrip.com International Ltd. - ADR (a)	600	25,608
E-commerce China Dangdang Inc. - ADR (a)	2,103	14,216
Qunar Cayman Islands Ltd. - ADR (a)	700	30,856
Vipshop Holdings Ltd. - ADR (a)(b)	1,500	19,260

		89,940

Semiconductors & Semiconductor Equipment - 0.2%
Himax Technologies, Inc. - ADR	2,700	20,952
JA Solar Holdings Co. Ltd. - ADR (a)	2,200	19,624
JinkoSolar Holding Co. Ltd. - ADR (a)	1,100	22,638
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	800	17,880
Trina Solar Ltd. - ADR (a)	2,100	19,278

		100,372

Software & Services - 0.8%
21Vianet Group, Inc. - ADR (a)	900	17,271
58.com, Inc. - ADR (a)	300	16,830
Baidu, Inc. - ADR (a)	600	97,962
Bitauto Holdings Ltd. - ADR (a)	800	14,920
Changyou.com Ltd. - ADR (a)	700	12,873
ChinaCache International Holdings Ltd. - ADR (a)	1,961	14,335
Infosys Ltd. - ADR	1,200	21,492
KongZhong Corp. - ADR (a)	2,100	14,952
Leju Holdings Ltd. - ADR	105	419
NetEase, Inc. - ADR	400	62,456
Qihoo 360 Technology Co. Ltd. - ADR (a)	400	28,684
Sky-mobi Ltd. - ADR (a)	3,600	7,488
SouFun Holdings Ltd. - ADR (b)	3,300	19,668
Youku Tudou, Inc. - ADR (a)	1,200	32,676
YY, Inc. - ADR (a)	400	23,244

		385,270

Telecommunication Services - 0.0%
America Movil SAB de CV - ADR	900	12,726

TOTAL COMMON STOCKS (Cost $861,709)		773,250

PREFERRED STOCKS - 0.0%
Banks - 0.0%
Banco Bradesco SA - ADR	2,040	9,323
Itau Unibanco Holding SA - ADR	611	3,843

TOTAL PREFERRED STOCKS (Cost $28,442)		13,166

SHORT-TERM INVESTMENTS - 99.7%
Money Market Funds - 0.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (c)	50,937	50,937
First American Government Obligations Fund - Class Z - 0.12% (c)	50,936	50,936
First American Treasury Obligations Fund - Class Z - 0.14% (c)	50,937	50,937
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (c)	50,936	50,936

		203,746

	PRINCIPAL
	VALUE	FAIR VALUE
U.S. Treasury Bills - 99.3%
0.020%, 02/04/2016 (d)(e)	$2,200,000	2,199,996
0.000%, 02/11/2016 (d)(e)	3,950,000	3,950,000
0.080%, 02/18/2016 (d)(e)	3,450,000	3,449,870
0.140%, 03/03/2016 (d)(e)	6,700,000	6,699,199
0.168%, 03/17/2016 (d)(e)	2,200,000	2,199,542
0.203%, 03/24/2016 (d)(e)	5,450,000	5,448,407
0.204%, 03/31/2016 (d)(e)	8,750,000	8,745,852
0.237%, 04/07/2016 (d)(e)	1,400,000	1,399,321
0.244%, 04/28/2016 (d)(e)	6,050,000	6,045,481
0.253%, 05/05/2016 (d)(e)	7,400,000	7,393,917

		47,531,585

TOTAL SHORT-TERM INVESTMENTS (Cost $47,738,836)		47,735,331

TOTAL INVESTMENTS (Cost $48,628,987) - 101.3%		48,521,747

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(616,135)

TOTAL NET ASSETS - 100.0%		$47,905,612

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	All or portion of this security may be subject to call options written.
(c)	Rate shown is the 7-day effective yield.
(d)	All or portion of this security is held as collateral for put options written.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
Petroleo Brasileiro SA, Expires 02/05/2016, Strike Price $3.50	10	$150
SouFun Holdings Ltd., Expires 02/05/2016, Strike Price $7.00	8	180
Vipshop Holdings Ltd., Expires 02/05/2016, Strike Price $15.00	11	83
Vipshop Holdings Ltd., Expires 02/05/2016, Strike Price $15.50	2	15
Vipshop Holdings Ltd., Expires 02/05/2016, Strike Price $16.00	2	25

TOTAL CALL OPTIONS		453

(Premiums Received $285)
PUT OPTIONS
iShares China Large-Cap ETF, Expires 02/05/2016, Strike Price $31.00	500	25,000
iShares MSCI Brazil Capped ETF, Expires 02/05/2016, Strike Price $19.50	500	15,500
iShares MSCI Emerging Markets ETF, Expires 02/05/2016, Strike Price $30.00	3,500	77,000
iShares MSCI Emerging Markets ETF, Expires 02/05/2016, Strike Price $30.50	2,907	119,187
iShares MSCI Emerging Markets ETF, Expires 02/12/2016, Strike Price $29.50	1,735	45,110
iShares MSCI Emerging Markets ETF, Expires 02/12/2016, Strike Price $30.00	700	28,000
iShares MSCI Emerging Markets ETF, Expires 02/12/2016, Strike Price $30.50	1,260	73,080
iShares MSCI Emerging Markets ETF, Expires 02/19/2016, Strike Price $29.00	1,758	46,587
iShares MSCI Emerging Markets ETF, Expires 02/19/2016, Strike Price $29.50	1,050	38,850
iShares MSCI Emerging Markets ETF, Expires 02/19/2016, Strike Price $30.00	670	34,840
iShares MSCI Mexico Capped ETF, Expires 02/19/2016, Strike Price $48.00	250	23,500
iShares MSCI South Korea Capped ETF, Expires 02/19/2016, Strike Price $47.00	150	11,550
Market Vectors Russia ETF, Expires 02/19/2016, Strike Price $13.50	150	3,600

TOTAL PUT OPTIONS		541,804

(Premiums Received $857,920)
TOTAL WRITTEN OPTIONS		$542,257

(Premiums Received $858,205)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.1%
Open-End Mutual Funds - 99.1%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	1,111,692	$9,138,108
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,945,012	18,010,811

TOTAL INVESTMENT COMPANIES (Cost $30,112,813)		27,148,919

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (b)	66,618	66,618
First American Government Obligations Fund - Class Z - 0.12% (b)	66,617	66,617
First American Treasury Obligations Fund - Class Z - 0.14% (b)	66,617	66,617
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (b)	66,617	66,617

TOTAL SHORT-TERM INVESTMENTS (Cost $266,469)		266,469

TOTAL INVESTMENTS (Cost $30,379,282) - 100.1%		27,415,388

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(23,039)

TOTAL NET ASSETS - 100.0%		$27,392,349

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.4%
Open-End Mutual Funds - 99.4%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	785,248	$6,454,739
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,385,779	12,832,314
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,308,239	12,873,072
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	681,530	6,433,643

TOTAL INVESTMENT COMPANIES (Cost $41,335,070)		38,593,768

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (b)	60,760	60,760
First American Government Obligations Fund - Class Z - 0.12% (b)	60,760	60,760
First American Treasury Obligations Fund - Class Z - 0.14% (b)	60,760	60,760
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (b)	60,760	60,760

TOTAL SHORT-TERM INVESTMENTS (Cost $243,040)		243,040

TOTAL INVESTMENTS (Cost $41,578,110) - 100.0%		38,836,808

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		4,674

TOTAL NET ASSETS - 100.0%		$38,841,482

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:

	Reinsurance Fund	High Yield Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	U.S. VRP Master Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund	International VRP Master Fund	Global Equity VRP Master Fund
Cost of investments	$1,049,340,898	$488,434,555	$353,701,974	$125,863,602	$201,339,190	$105,099,450	$48,628,987	$30,379,282	$41,578,110

Gross unrealized appreciation	$33,271,461	$17,313,558	$7,888,500	$713,973	$—	$26,849	$62,127	$—	$—
Gross unrealized depreciation	(6,061,693)	(1,832,194)	(5,007,985)	(674,818)	(8,671,949)	(196,355)	(169,367)	(2,963,894)	(2,741,302)

Net unrealized appreciation (depreciation)	$27,209,768	$15,481,364	$2,880,515	$39,155	$(8,671,949)	$(169,506)	$(107,240)	$(2,963,894)	$(2,741,302)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Long-term debt securities issued with a maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board of Trustees) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation notes and preference shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota Shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board of Trustees. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option). Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of January 31, 2016.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Reinsurance Fund
Assets
Event-Linked Bonds
China	$—	$—	$1,383,093	$1,383,093
Europe	—	5,488,959	—	5,488,959
Global	—	291,407,179	16,613,257	308,020,436
Japan	—	37,217,890	—	37,217,890
Mexico	—	81,150	—	81,150
Turkey	—	21,029,200	—	21,029,200
United States	—	494,590,163	4,352,501	498,942,664

Total Event-Linked Bonds	—	849,814,541	22,348,851	872,163,392
Participation Notes (Quota Shares) (1)	—	—	106,526,940	106,526,940
Preference Shares (Quota Shares) (1)	—	—	84,703,986	84,703,986
Money Market Funds	13,156,348	—	—	13,156,348

Total Assets	$13,156,348	$849,814,541	$213,579,777	$1,076,550,666

Other Financial Instruments*
Unrealized appreciation on futures	$56,943	$—	$—	$56,943
Unrealized depreciation on futures	(210,003)	$—	$—	$(210,003)

Total	$(153,060)	$—	$—	$(153,060)

High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$661,350	$661,350
Global	—	119,672,778	12,758,859	132,431,637
Mexico	—	68,850	—	68,850
United States	—	274,087,424	1,817,296	275,904,720

Total Event-Linked Bonds	—	393,829,052	15,237,505	409,066,557
Participation Notes (Quota Shares) (1)	—	—	44,945,600	44,945,600
Preference Shares (Quota Shares) (1)	—	—	49,840,373	49,840,373
Money Market Funds	63,389	—	—	63,389

Total Assets	$63,389	$393,829,052	$110,023,478	$503,915,919

Other Financial Instruments*
Unnrealized depreciation on futures	$(128,910)	$—	$—	$(128,910)

Total	$(128,910)	$—	$—	$(128,910)

U.S. Large Cap VRP Fund
Assets
Common Stocks (1)	$37,698,118	$—	$—	$37,698,118
Contingent Value Rights (1)	—	—	5,744	5,744
Real Estate Investment Trusts (1)	962,667	—	—	962,667
Closed-End Mutual Funds (1)	11,216	—	—	11,216
Rights (1)	30,695	—	—	30,695
Money Market Funds	448,273	—	—	448,273
U.S. Treasury Bills	—	317,425,776	—	317,425,776

Total Assets	$39,150,969	$317,425,776	$5,744	$356,582,489

Liabilities
Written Options	$(1,749,500)	$(121,078)	$—	$(1,870,578)

Total Liabilities	$(1,749,500)	$(121,078)	$—	$(1,870,578)

U.S. Small Cap VRP Fund
Assets
Common Stocks (1)	$2,754,601	$—	$—	$2,754,601
Contingent Value Rights (1)	—	—	11,689	11,689
Money Market Funds	373,442	—	—	373,442
U.S. Treasury Bills	—	122,763,025	—	122,763,025

Total Assets	$3,128,043	$122,763,025	$11,689	$125,902,757

Liabilities
Written Options	$(1,087,945)	$—	$—	$(1,087,945)

Total Liabilities	$(1,087,945)	$—	$—	$(1,087,945)

U.S. VRP Master Fund (2)
Assets
Investment Companies - Open End	$192,520,665	$—	$—	$192,520,665
Money Market Funds	146,576	—	—	146,576

Total Assets	$192,667,241	$—	$—	$192,667,241

International Developed Markets VRP Fund (2)
Assets
Common Stocks (1)	$784,307	$—	$—	$784,307
Money Market Funds	65,156,461	—	—	65,156,461
U.S. Treasury Bills	—	38,989,176	—	38,989,176

Total Assets	$65,940,768	$38,989,176	$—	$104,929,944

Liabilities
Written Options	$(562,896)	$(998,588)	$—	$(1,561,484)

Total Liabilities	$(562,896)	$(998,588)	$—	$(1,561,484)

Emerging Markets VRP Fund (2)
Assets
Common Stocks (1)	$773,250	$—	$—	$773,250
Preferred Stocks (1)	13,166	—	—	13,166
Money Market Funds	203,746	—	—	203,746
U.S. Treasury Bills	—	47,531,585	—	47,531,585

Total Assets	$990,162	$47,531,585	$—	$48,521,747

Liabilities
Written Options	$(396,107)	$(146,150)	$—	$(542,257)

Total Liabilities	$(396,107)	$(146,150)	$—	$(542,257)

International VRP Master Fund (2)
Assets
Investment Companies - Open End	$27,148,919	$—	$—	$27,148,919
Money Market Funds	266,469	—	—	266,469

Total Assets	$27,415,388	$—	$—	$27,415,388

Global Equity VRP Master Fund (2)
Assets
Investment Companies - Open End	$38,593,768	$—	$—	$38,593,768
Money Market Funds	243,040	—	—	243,040

Total Assets	$38,836,808	$—	$—	$38,836,808

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2016:

	Reinsurance Fund			High Yield Fund			U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Contingent Value Rights	Contingent Value Rights
Beginning Balance - November 1, 2015	$22,311,326	$102,545,159	$82,072,719	$15,227,217	$43,703,346	$48,114,789	$5,744	$11,689
Acquisition/Cover	—	13,365,000	—	—	7,177,500	—		—
Sell/Short	—	(13,365,000)	—	—	(7,177,500)	—	—	—
Realized losses	—	(123,626)	—	—	(66,392)	—	—	—
Change in unrealized appreciation	37,525	4,105,407	2,631,267	10,288	1,308,646	1,725,584	—	—
Transfers in/(out) of Level 3	—	—	—	—	—	—	—	—

Ending Balance - January 31, 2016	$22,348,851	$106,526,940	$84,703,986	$15,237,505	$44,945,600	$49,840,373	$5,744	$11,689

As of January 31, 2016, the change in unrealized appreciation on positions still held in the Stone Ridge Reinsurance Risk Premium Fund (“Reinsurance Fund), Stone Ridge High Yield Reinsurance Risk Premium Fund (“High Yield Fund”), Stone Ridge U.S. Large Cap Variance Risk Premium Fund (“U.S. Large Cap VRP Fund”) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund (“U.S. Small Cap VRP Fund”) were $6,774,199, $3,044,518, $0, and $0 respectively.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2016.

Reinsurance Fund

Type of Security	Industry	Fair Value at 1/31/16	Valuation Techniques	Unobservable Inputs	Range		Weighted Average
Event Linked Bonds	Financial Services	$1,749,142	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$ $	0.1MM-$0.1MM 0.2MM-$0.2MM	$ $	0.1MM 0.2MM
Participation Notes (Quota Shares)	Financial Services	$46,877,350	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$ $	0.1MM-$4.3MM 0.1MM-$7.6MM	$ $	1.4MM 2.6MM
Preference Shares (Quota Shares)	Financial Services	$73,971,217	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$ $	0.0MM-$3.9MM 0.0MM-$5.6MM	$ $	1.3MM 2.4MM

High Yield Fund

Type of Security	Industry	Fair Value at 1/31/16	Valuation Techniques	Unobservable Inputs	Range		Weighted Average
Event Linked Bonds	Financial Services	$649,429	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$ $	0.0MM-$0.0MM 0.1MM-$0.1MM	$ $	0.0MM 0.1MM
Participation Notes (Quota Shares)	Financial Services	$26,572,540	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$ $	0.0MM-$2.6MM 0.1MM-$4.6MM	$ $	0.8MM 1.5MM
Preference Shares (Quota Shares)	Financial Services	$45,218,460	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$ $	0.0MM-$2.7MM 0.0MM-$4.3MM	$ $	0.6MM 1.2MM

The level 3 securities held in the Reinsurance Fund and the High Yield Fund not listed above were priced using an indicative bid and amount to $90,982,068 for the Reinsurance Fund and $37,583,049 for the High Yield Fund.

Derivative Transactions – The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund (“International Developed Markets VRP Fund”) and the Stone Ridge Emerging Markets Variance Risk Premium Fund (“Emerging Markets VRP Fund”) engaged in derivatives and hedging activities during the period ended January 31, 2016. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund may purchase and sell futures contracts. The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP

Fund held futures contracts during the period ended January 31, 2016. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The Reinsurance Fund and High Yield Fund use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended January 31, 2016, were as follows:

	Reinsurance Fund	High Yield Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund
Total long futures contracts	$—	$—	$—	$—	$—	$—
Total short futures contracts	$33,953,225	$8,185,346	$3,199,378	$2,776,454	$—	$984,375

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund wrote call or put options during the period ended January 31, 2016. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in options during the period ended January 31, 2016. The average market values of written options for the period ended January 31, 2016, were as follows:

	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund
Written Options	$2,722,106	$1,330,247	$1,454,911	$803,700

Transactions in options written during the period ended January 31, 2016 were as follows:

	U.S. Large Cap VRP Fund		U.S. Small Cap VRP Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,071	$46,278	30	$5,098
Options written	19,007	1,544,372	390	131,461
Options terminated in closing transactions	(230)	(93,667)	(30)	(8,698)
Options exercised	(1,243)	(64,607)	(30)	(4,348)
Options expired	(17,601)	(1,367,521)	(330)	(114,514)

Outstanding, end of period	1,004	$64,855	30	$8,999

	International Developed Markets VRP Fund		Emerging Markets VRP Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	4	$28	42	$563
Options written	604	6,125	580	7,118
Options terminated in closing transactions	—	—	(7)	(315)
Options exercised	(57)	(798)	(122)	(991)
Options expired	(525)	(5,121)	(460)	(6,090)

Outstanding, end of period	26	$234	33	$285

	U.S. Large Cap VRP Fund		U.S. Small Cap VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,464	$2,104,837	1,048	$1,171,311
Options written	34,188	62,048,170	25,451	28,242,844
Options terminated in closing transactions	(24,760)	(45,523,842)	(19,196)	(21,704,609)
Options exercised	(4,453)	(7,300,535)	(2,545)	(2,225,586)
Options expired	(4,907)	(8,195,061)	(3,616)	(3,932,577)

Outstanding, end of period	1,532	$3,133,569	1,142	$1,551,383

	International Developed Markets VRP Fund		Emerging Markets VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,620	$1,701,771	13,640	$672,540
Options written	35,300	26,358,895	178,533	9,311,451
Options terminated in closing transactions	(27,398)	(21,467,521)	(160,865)	(8,266,904)
Options exercised	(5,510)	(3,421,756)	—	—
Options expired	(2,325)	(938,733)	(16,178)	(859,167)

Outstanding, end of period	1,687	$2,232,656	15,130	$857,920

Statement of Assets and Liabilities — Values of Derivatives at January 31, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Reinsurance Fund
	Net assets - Unrealized appreciation on futures*	$56,943	Net assets - Unrealized depreciation on futures*	$210,003

Total		$56,943		$210,003
High Yield Fund
	N/A	$—	Net assets - Unrealized depreciation on futures*	$128,910

Total		$—		$128,910
U.S. Large Cap VRP Fund
	N/A	$—	Options written, at Fair Value	$1,870,578

Total		$—		$1,870,578
U.S. Small Cap VRP Fund
	N/A	$—	Options written, at Fair Value	$1,087,945

Total		$—		$1,087,945
International Developed Markets VRP Fund
	N/A	$—	Options written, at Fair Value	$1,561,484

Total		$—		$1,561,484
Emerging Markets VRP Fund
	N/A	$—	Options written, at Fair Value	$542,257

Total		$—		$542,257

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

2. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended January 31, 2016. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	U.S. VRP Master Fund							International VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		Total			International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total
November 1, 2015 Balance
Shares	12,131,783		6,335,380					1,964,223		1,094,382
Cost	$123,295,893		$64,421,375		$187,717,268			$19,534,671		$10,673,961	$30,208,632
Additions
Shares	1,216,390		926,433					48,583		35,181
Cost	$12,450,000		$9,150,000					$463,591		$300,000
Reductions
Shares	321,864		445,946					67,794		17,871
Cost	$3,449,265		$4,675,389					$680,348		$179,062
January 31, 2016 Balance
Shares	13,026,309		6,815,867					1,945,012		1,111,692
Cost	$132,296,628		$68,895,986		$201,192,614			$19,317,914		$10,794,899	$30,112,813
Value	$128,178,881		$64,341,784		$192,520,665			$18,010,811		$9,138,108	$27,148,919
Dividend Income	$—		$—		$—			$—		$—	$—
Realized Gain/(Loss)	$6,954,565	(1)	$2,300,551	(2)	$9,255,116			$283,243	(3)	$(29,062)	$254,181

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total
November 1, 2015 Balance
Shares	1,476,076		772,609		1,611,440		894,277
Cost	$15,579,655		$7,799,142		$15,742,697		$8,596,431	$47,717,925
Additions
Shares	88,063		45,630		52,696		204,761
Cost	$900,000		$450,000		$500,000		$1,750,000
Reductions
Shares	255,900		136,709		278,357		313,790
Cost	$2,715,787		$1,411,047		$2,759,423		$3,096,598
January 31, 2016 Balance
Shares	1,308,239		681,530		1,385,779		785,248
Cost	$13,763,868		$6,838,095		$13,483,274		$7,249,833	$41,335,070
Value	$12,873,072		$6,433,643		$12,832,314		$6,454,739	$38,593,768
Dividend Income	$—		$—		$—		$—	$—
Realized Gain/(Loss)	$757,740	(4)	$244,793	(5)	$149,168	(6)	$(446,599)	$705,102

(1)	Includes $7,203,830 of long-term capital gain distributions.
(2)	Includes $2,525,940 of long-term capital gain distributions.
(3)	Includes $313,591 of long-term capital gain distributions.
(4)	Includes $873,527 of long-term capital gain distributions.
(5)	Includes $305,839 of long-term capital gain distributions.
(6)	Includes $258,591 of long-term capital gain distributions.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	March 29, 2016

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	March 29, 2016

*	Print the name and title of each signing officer under his or her signature.